--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GOLDMAN SACHS TRUST
FINANCIAL SQUARE FUNDS

--------------------------------  --------------------------------
--------------------------------  --------------------------------
TAXABLE FUNDS

FINANCIAL SQUARE PRIME OBLIGATIONS FUND. A diversified money market portfolio which invests in obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

FINANCIAL SQUARE MONEY MARKET FUND. A diversified money market portfolio which invests in obligations of U.S. banks and foreign banks, commercial paper and other high-quality, short-term obligations of U.S. and foreign companies payable in U.S. dollars, securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND. The Fund invests in securities issued or guaranteed by the U.S. Treasury, the interest income from which is generally exempt from state income taxation.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND. Rated "AAA" by Standard & Poor's Ratings Group and "Aaa" by Moody's Investors Services, Inc., the fund invests in securities issued or guaranteed by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements collateralized by such securities.

FINANCIAL SQUARE GOVERNMENT FUND. The Fund invests in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements collateralized by such securities.

FINANCIAL SQUARE FEDERAL FUND. The Fund invests in securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

TAX-EXEMPT FUND

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE PRIME OBLIGATIONS FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--54.9%
BANK HOLDING COMPANIES
American Express Centurion Bank
$ 25,000,000              5.66%                       07/08/97                     $   25,000,000
  25,000,000              5.66                        07/14/97                         25,000,000
  25,000,000              5.66                        07/18/97                         25,000,000
Bank One Columbus, N.A.
  50,000,000              5.67                        07/01/97                         49,966,129
Bank One Texas
  75,000,000              5.47                        07/09/97                         74,942,056
BankAmerica Corp.
  50,000,000              5.34                        08/04/97                         49,747,833
Comerica Bank Detroit
  65,000,000              5.59                        07/07/97                         64,973,624
  75,000,000              5.59                        07/15/97                         74,959,297
Corestates Bank, N.A.
  30,000,000              5.65                        07/02/97                         30,000,000
FCC National Bank
  90,000,000              5.61                        07/01/97                         89,962,818
First Bank, N.A.
  65,000,000              5.59                        07/16/97                         64,965,101
  25,000,000              5.60                        07/16/97                         24,988,775
Southtrust Bank of Alabama, N.A.
 115,000,000              5.63                        07/01/97                        114,972,080
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
  50,000,000              6.85                        07/01/97                         50,000,000
  50,000,000              5.72                        09/16/97                         49,405,389
  50,000,000              5.91                        11/19/97                         48,891,583
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  85,000,000              5.67(a)                     07/01/97                         85,000,000
HOME BUILDERS
International Lease Finance Corp.
 150,000,000              5.62                        07/02/97                        149,976,583
INDUSTRIAL
Caterpillar Financial Services Corp.
  25,000,000              5.39                        08/26/97                         24,790,389
LIFE INSURANCE
Commonwealth Life Insurance Co.
  20,000,000              5.83(b)                     07/01/97                         20,000,000
Pacific Mutual Life Insurance Co.
  50,000,000              5.71(b)                     07/01/97                         50,000,000

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
 (CONTINUED)
LIFE INSURANCE (CONTINUED)
Prudential Funding Corp.
$100,000,000              5.54%                      07/14/97                     $   99,799,944
  50,000,000              5.55                       08/18/97                         49,630,000
MOTOR VEHICLES AND EQUIPMENT
Ford Motor Credit Corp.
 100,000,000              5.35                       08/18/97                         99,286,667
RECEIVABLE/ASSET FINANCINGS
Corporate Receivables Corp.
  40,000,000              5.65                       07/02/97                         39,993,722
  25,000,000              5.63                       07/10/97                         24,964,813
  25,000,000              5.57                       09/09/97                         24,729,236
Enterprise Funding Corp.
  79,466,000              5.54                       07/08/97                         79,380,397
International Securitization Corp.
  20,000,000              5.59                       07/17/97                         19,950,311
   7,575,000              5.59                       07/24/97                          7,547,947
New Center Asset Trust
  80,000,000              5.34                       08/01/97                         79,632,133
Receivables Capital Corp.
  39,014,000              5.60                       07/02/97                         39,007,931
  39,371,000              5.60                       07/08/97                         39,328,129
  66,157,000              5.57                       07/10/97                         66,064,876
WCP Funding Corp.
  40,000,000              5.55                       07/30/97                         39,821,167
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
Bankers Trust Securities Corp.
  50,000,000              5.55                       07/21/97                         49,845,833
Bear Stearns Companies, Inc.
  50,000,000              5.64                       07/31/97                         49,765,000
 100,000,000              5.64                       08/18/97                         99,248,000
JP Morgan Securities, Inc.
  50,000,000              5.69                       07/15/97                         50,000,000
Merrill Lynch & Co., Inc.
  45,000,000              5.65                       07/11/97                         44,993,846
  45,000,000              5.65                       07/14/97                         44,993,860
  90,000,000              5.64                       08/11/97                         89,421,900
  50,000,000              5.70                       11/17/97                         48,899,583
Smith Barney, Inc.
  75,000,000              5.64                       08/18/97                         74,436,000
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $2,453,282,952
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

      Principal             Interest             Maturity          Amortized
       Amount                 Rate                 Date               Cost
-------------------------------------------------------------------------------
BANK NOTES--27.4%
American Express Centurion Bank
           $ 32,000,000              5.65%              07/21/97 $   32,000,000
Amsouth Bank of Alabama, N.A.
             50,000,000              5.61               07/28/97     49,982,131
Bank One Milwaukee, N.A.
             25,000,000              5.70               07/01/97     24,996,480
             50,000,000              5.69               07/02/97     49,974,386
Comerica Bank Detroit
             50,000,000              6.00               03/27/98     49,940,225
             35,000,000              6.18               05/27/98     34,983,403
Corestates Bank, N.A.
             25,000,000              5.65               07/03/97     25,000,000
             25,000,000              5.66               07/04/97     25,000,000
             25,000,000              5.66               07/07/97     25,000,000
Corestates Capital Corp.
             25,000,000              5.65               07/23/97     25,000,000
Dakota Certificates of Standard Credit Card Master Trust
             76,585,000              5.63               07/02/97     76,573,023
             48,000,000              5.65               08/18/97     47,638,400
Fifth Third Bank of Northwestern Ohio
             50,000,000              5.55               07/10/97     49,999,876
First Bank FSB
             50,000,000              5.59               07/16/97     49,972,154
First National Bank of Boston
            150,000,000              5.50               08/04/97    150,000,000
             25,000,000              5.46               08/11/97     25,000,000
First National Bank of Chicago
             80,000,000              5.72               08/20/97     80,000,000
First National Bank of Maryland
             20,000,000              5.63(b)            07/30/97     19,998,055
Household Bank FSB
             50,000,000              5.66(b)            07/23/97     49,999,240
Huntington National Bank
             75,000,000              5.42               08/14/97     74,989,053
Morgan Guaranty Trust Co.
             60,000,000              6.02               03/25/98     59,958,943
PNC Bank, N.A.
             75,000,000              5.58               07/01/97     74,947,125
            100,000,000              5.59(b)            07/01/97     99,980,191
             25,000,000              5.59               07/21/97     24,990,377
-------------------------------------------------------------------------------
TOTAL BANK NOTES                                                 $1,225,923,062
-------------------------------------------------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES--1.1%
Wachovia Bank of Georgia, N.A.
$ 50,000,000             5.54%                    07/03/97                   $   49,984,612
----------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES                                                   $   49,984,612
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--9.6%
Crestar Bank
$ 50,000,000             5.72%                    07/08/97                   $   50,000,000
First National Bank of Boston
  10,000,000             5.72                     07/07/97                       10,000,000
Morgan Guaranty Trust Co.
  75,000,000             5.91                     03/19/98                       74,979,491
Regions Bank
  60,000,000             6.00                     03/18/98                       59,991,832
Union Bank of Los Angeles
 150,000,000             5.54                     08/27/97                      150,000,000
World Savings Bank
  60,000,000             5.57                     07/07/97                       59,999,901
  25,000,000             5.61                     09/19/97                       24,997,809
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                $  429,969,033
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--7.1%
Joint Repurchase Agreement Account
$315,700,000             6.01%                    07/01/97                   $  315,700,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                   $  315,700,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $4,474,859,659(c)

--------------------------------------------------------------------------------
(a)Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b)Variable rate master note-base index is Federal Funds.
(c)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS--54.5%
BANK HOLDING COMPANIES
American Express Centurion Bank
$ 15,000,000              5.66%                       07/08/97                     $   15,000,000
  15,000,000              5.66                        07/14/97                         15,000,000
  15,000,000              5.66                        07/18/97                         15,000,000
Bank One Columbus, N.A.
  50,000,000              5.67                        07/01/97                         49,966,129
Comerica Bank Detroit
  55,000,000              5.59                        07/07/97                         54,977,682
  90,000,000              5.59                        07/15/97                         89,951,157
Corestates Bank, N.A.
  15,000,000              5.65                        07/07/97                         15,000,000
FCC National Bank
 110,000,000              5.61                        07/01/97                        109,954,556
First Bank, N.A.
  25,000,000              5.60                        07/16/97                         24,988,775
Southtrust Bank of Alabama, N.A.
  75,000,000              5.63                        07/01/97                         74,981,791
BUSINESS CREDIT INSTITUTIONS
General Electric Capital Corp.
  75,000,000              6.75                        07/01/97                         75,000,000
  90,000,000              5.76                        08/04/97                         90,000,000
COMMERCIAL BANKS
CP Trust Certificates Series 1996-1
  60,000,000              5.67(a)                     07/01/97                         60,000,000
CP Trust Certificates Series 1996-2
  50,000,000              5.70(a)                     07/01/97                         50,000,000
FOREIGN BANKS
Abbey National
 150,000,000              5.57                        07/15/97                        149,887,942
ABN/AMRO Bank, New York
  60,000,000              5.62                        07/01/97                         59,987,388
Banca Crt Financial Corp.
  11,150,000              5.65                        07/08/97                         11,137,750
  29,000,000              5.40                        09/02/97                         28,725,950
Bayerische Landesbank
  15,000,000              5.56                        07/28/97                         14,988,491
BCI Funding Corp.
  50,000,000              5.64                        07/10/97                         49,929,563
  50,000,000              5.64                        08/13/97                         49,663,167

 Principal              Interest                      Maturity                       Amortized
   Amount                 Rate                          Date                            Cost
-------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS
 (CONTINUED)
FOREIGN BANKS (CONTINUED)
Bex America Finance, Inc.
$ 34,000,000              5.40%                       08/01/97                     $   33,841,900
  38,000,000              5.64                        08/12/97                         37,749,960
Den Danske Bank, New York
  25,000,000              5.64                        07/01/97                         24,996,173
  35,000,000              5.64                        07/25/97                         34,996,661
Indosuez North America, Inc.
  72,205,000              5.65                        07/07/97                         72,137,007
  50,000,000              5.63                        07/11/97                         49,921,806
Nordbanken North America
 100,000,000              5.64                        07/02/97                         99,984,333
  60,000,000              5.39                        08/01/97                         59,721,517
San Paolo U.S. Finance Corp.
  50,000,000              5.66                        07/21/97                         49,842,778
  37,000,000              5.70                        11/24/97                         36,144,683
Societe Generale, New York
  40,000,000              5.64                        07/01/97                         39,993,424
LIFE INSURANCE
Sunamerica Life Insurance Co.
  50,000,000              5.81(b)                     07/01/97                         50,000,000
MORTGAGE BROKERS
Nationwide Building Society
  50,000,000              5.66                        08/01/97                         49,756,306
  25,000,000              5.34                        08/05/97                         24,870,208
  25,000,000              5.34                        08/11/97                         24,847,958
MOTOR VEHICLES AND EQUIPMENT
General Motors Acceptance Corp.
  40,000,000              5.40                        08/04/97                         39,796,000
  50,000,000              5.42                        08/04/97                         49,744,056
  65,000,000              5.81                        10/08/97                         63,961,463
RECEIVABLE/ASSET FINANCINGS
Asset Securitization Corp.
  74,000,000              5.63                        07/02/97                         73,988,427
  60,000,000              5.65                        08/19/97                         59,538,583
  15,000,000              5.65                        08/21/97                         14,879,938
Beta Finance
  30,000,000              5.63                        08/14/97                         29,793,567
CC USA, Inc.
  48,000,000              5.63                        07/15/97                         47,894,907

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
COMMERCIAL PAPER AND CORPORATE OBLIGATIONS (CONTINUED)
RECEIVABLE/ASSET FINANCINGS (CONTINUED)
CC U.S.A. Inc. (continued)
$ 30,000,000            5.39%                        08/26/97                     $   29,748,467
Eureka Securities
  25,000,000            5.63                         08/11/97                         24,839,701
SECURITY AND COMMODITY BROKERS, DEALERS AND SERVICES
JP Morgan Securities, Inc.
  50,000,000            5.69                         07/15/97                         50,000,000
Merrill Lynch & Co., Inc.
  35,000,000            5.65                         07/11/97                         34,995,214
  35,000,000            5.65                         07/14/97                         34,995,225
 120,000,000            5.70                         11/17/97                        117,359,000
Smith Barney, Inc.
  25,000,000            5.64                         08/18/97                         24,812,000
TELECOMMUNICATIONS
Ameritech Corp.
  17,000,000            5.89                         08/12/97                         17,011,987
------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS                                  $2,506,303,590
------------------------------------------------------------------------------------------------
BANK NOTES--11.2%
Amsouth Bank of Alabama, N.A.
$ 50,000,000            5.62%                        07/15/97                     $   49,980,619
Bank One Columbus, N.A.
  25,000,000            5.69                         07/02/97                         24,987,193
Bankers Trust Co., New York
  69,500,000            5.70                         07/01/97                         69,493,448
First Bank FSB
  50,000,000            5.59                         07/16/97                         49,972,154
First Bank, N.A.
  50,000,000            5.60                         07/16/97                         49,974,424
First National Bank of Maryland
  30,000,000            5.63(b)                      07/28/97                         29,997,211
  25,000,000            5.63(b)                      07/30/97                         24,997,569
Household Bank FSB
  25,000,000            5.66(b)                      07/23/97                         24,999,425
Nationsbank Corp.
  24,000,000            5.93                         09/29/97                         24,028,977
PNC Bank, N.A.
  25,000,000            5.58                         07/01/97                         24,982,375
  50,000,000            5.59(b)                      07/01/97                         49,990,096
  42,000,000            5.59(b)                      07/03/97                         41,994,084

 Principal              Interest                     Maturity                       Amortized
   Amount                 Rate                         Date                            Cost
------------------------------------------------------------------------------------------------
BANK NOTES (CONTINUED)
Southtrust Bank of Alabama, N.A.
$ 50,000,000            5.62%(b)                     07/11/97                     $   49,999,157
------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                  $  515,396,732
------------------------------------------------------------------------------------------------
BANKERS' ACCEPTANCES--0.4%
Royal Bank of Canada, New York
$ 18,419,195            5.65%                        09/02/97                     $   18,237,069
------------------------------------------------------------------------------------------------
TOTAL BANKERS' ACCEPTANCES                                                        $   18,237,069
------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR--27.3%
Bank of Tokyo, Mitsubishi Bank Ltd., New York
$ 50,000,000            5.80%                        07/02/97                     $   49,999,984
Banque National de Paris, New York
  50,000,000            5.75                         08/19/97                         50,000,336
Canadian Imperial Bank of Commerce, New York
  63,000,000            5.94                         03/17/98                         62,987,174
Den Danske Bank, New York
  25,000,000            5.64                         07/15/97                         24,994,539
  50,000,000            5.64                         07/16/97                         49,992,320
Fuji Bank, New York
 100,000,000            5.67                         07/07/97                        100,000,000
National Bank of Canada, New York
  20,000,000            5.91                         09/10/97                         20,009,715
  50,000,000            6.03                         03/18/98                         49,992,849
Norinchukin Bank, New York
  70,000,000            5.77                         07/07/97                         70,000,116
  65,000,000            5.78                         07/07/97                         65,000,215
  25,000,000            5.74                         07/28/97                         25,000,186
  45,000,000            5.71                         08/18/97                         45,000,594
Rabobank Nederland, New York
  50,000,000            6.07                         03/26/98                         49,985,980
  45,000,000            6.05                         03/27/98                         44,962,026
Sanwa Bank Limited, New York
 200,000,000            5.75                         08/21/97                        200,002,795
Societe Generale, New York
  50,000,000            5.49                         08/11/97                         50,000,554
  50,000,000            5.55                         09/02/97                         50,000,000
  25,000,000            6.05                         03/24/98                         24,991,302
Standard Chartered Bank, New York
  25,000,000            5.75                         07/01/97                         25,000,000
  50,000,000            5.73                         08/15/97                         50,000,616

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE MONEY MARKET FUND (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEEDOLLAR (CONTINUED)
Sumitomo Bank, Los Angeles
$ 70,000,000           5.70%                      07/10/97                   $   70,000,825
Westdeutsche Landesbank, New York
  80,000,000           5.70                       08/13/97                       80,000,000
----------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT - YANKEEDOLLAR                                 $1,257,922,126
----------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL NOTES--0.6%
Florida Housing Finance Authority
$ 28,600,000           5.63%(b)                   07/07/97                   $   28,600,000
----------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL NOTES                                                $   28,600,000
----------------------------------------------------------------------------------------------
TIME DEPOSIT--4.3%
Norwest Bank of Minnesota, N.A.
$200,000,000           6.00%                      07/01/97                   $  200,000,000
----------------------------------------------------------------------------------------------
TOTAL TIME DEPOSIT                                                           $  200,000,000
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.7%
Joint Repurchase Agreement Account
$ 79,600,000           6.01%                      07/01/97                   $   79,600,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT                                                   $   79,600,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $4,606,059,517(c)
----------------------------------------------------------------------------------------------

(a)Variable rate security-base index is either U.S. Treasury Bill, one or three month LIBOR, one month commercial paper, Federal Funds, or Prime lending rate.
(b)Variable rate master note-base index is Federal Funds.
(c)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY OBLIGATIONS FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal               Interest                       Maturity                        Amortized
   Amount                  Rate                           Date                             Cost
---------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--10.2%
United States Treasury Notes
$ 40,000,000               5.25%                        12/31/97                       $ 39,950,497
  50,000,000               7.25                         02/17/98                         50,450,535
  60,000,000               5.13                         03/02/98                         59,727,000
  70,000,000               6.13                         03/31/98                         70,126,405
  87,000,000               7.88                         04/15/98                         88,217,136
---------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                        $308,471,573
---------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--90.0%
Bear Stearns Companies, Inc., dated 06/30/97, repurchase price $130,021,486
 (U.S. Treasury Stripped Securities: $132,745,998, 08/15/98-08/15/02)
$130,000,000               5.95%                        07/01/97                       $130,000,000
BT Securities, dated 06/30/97, repurchase price $130,020,764 (U.S. Treasury
 Notes; $132,601,430, 6.375%-6.75%, 06/30/99-07/15/99)
 130,000,000               5.75                         07/01/97                        130,000,000
Chase Manhattan Securities, dated 06/30/97, repurchase price $130,021,306
 (U.S. Treasury Notes: $132,601,139, 5.0%-8.87%, 02/15/99-03/31/99)
 130,000,000               5.90                         07/01/97                        130,000,000
CIBC Wood Gundy Securities, dated 06/30/97, repurchase price $130,021,215
 (U.S. Treasury Notes: $132,602,343, 5.625%-6.25%, 08/31/97-07/31/98)
 130,000,000               5.88                         07/01/97                        130,000,000
Dresdner Kleinwort Benson, dated 06/30/97, repurchase price $130,021,306
 (U.S. Treasury Note: $132,602,740, 6.00%, 6/30/99)
 130,000,000               5.90                         07/01/97                        130,000,000
Goldman, Sachs & Co., dated 06/19/97, repurchase price $201,830,000 (U.S.
 Treasury Note: $63,464,539, 6.0%, 06/30/99; U.S. Treasury Bond:
 $140,535,465, 11.125%, 08/15/03)
 200,000,000               5.49                         08/18/97                        200,000,000
Goldman, Sachs & Co., dated 06/09/97, repurchase price $202,185,222 (U.S.
 Treasury Notes: $204,000,016, 6.625%-7.0%, 07/15/06-05/15/07)
 200,000,000               5.54                         08/19/97                        200,000,000
JP Morgan Securities, Inc., dated 06/30/97, repurchase price $130,021,486
 (U.S. Treasury Notes: $132,927,593, 7.5%, 11/15/01)
 130,000,000               5.95                         07/01/97                        130,000,000
Lehman Government Securities, Inc., dated 06/30/97, repurchase price
 $50,008,194 (U.S. Treasury Stripped Securities: 51,002,558,
 11/15/00-02/15/03)
  50,000,000               5.90                         07/01/97                         50,000,000

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Merrill Lynch Government Securities, Inc, dated 6/30/97, repurchase price $130,020,583 (U.S. Treasury Notes: $132,601,532, 7.5%-9.125%,
 08/15/97-05/15/02)
$130,000,000             5.70%                    07/01/97                     $130,000,000
Morgan Stanley & Co., dated 06/30/97, repurchase price $130,020,764
 (U.S. Treasury Notes: $132,700,694, 4.75%-8.875%, 08/31/97-08/31/01)
 130,000,000             5.75                     07/01/97                      130,000,000
Nomura Securities International, Inc., dated 06/30/97, repurchase price
 $130,020,764 (U.S. Treasury Notes: $132,527,624, 5.62%-6.25%, 10/31/97-
 06/30/98)
 130,000,000             5.75                     07/01/97                      130,000,000
Sanwa Securities, dated 06/30/97, repurchase price $130,020,944 (U.S.
 Treasury Notes: $132,600,690, 6.25%-8.75%, 11/15/99-05/15/06)
 130,000,000             5.80                     07/01/97                      130,000,000
SBC Warburg, Inc., dated 06/30/97, repurchase price $52,808,697 (U.S.
 Treasury Notes: $43,937,914, 5.625%-6.5%, 08/31/97-02/15/06; U.S.
 Treasury Bonds: $10,584,692, 9.375%-14.25%, 02/15/02-02/15/06)
  52,800,000             5.93                     07/01/97                       52,800,000
Smith Barney, Inc., dated 06/30/97, repurchase price $130,021,486 (U.S.
 Treasury Bill: $11,022,211, 07/31/97; U.S. Treasury Stripped
 Securities: $42,330,457, 02/15/98-11/15/04; U.S. Treasury Notes:
 $79,248,155, 5.0%-7.75%, 01/31/99-03/31/02)
 130,000,000             5.95                     07/01/97                      130,000,000
UBS Securities, Inc., dated 06/30/97, repurchase price $130,021,486
 (U.S. Treasury Note: $132,601,398, 5.0%, 02/15/99)
 130,000,000             5.95                     07/01/97                      130,000,000
Joint Repurchase Agreement Account
 650,500,000             6.01                     07/01/97                      650,500,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $2,713,300,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $3,021,771,573(a)
----------------------------------------------------------------------------------------------

(a)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of the investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TREASURY INSTRUMENTS FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                     Maturity                      Amortized
   Amount                 Rate                         Date                           Cost
-------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS--99.2%
United States Treasury Bills
$ 15,800,000              4.65%                      07/03/97                     $ 15,795,918
   4,600,000              4.75                       07/03/97                        4,598,786
   1,000,000              4.58                       07/17/97                          997,964
   5,000,000              4.87                       07/24/97                        4,984,443
   6,900,000              4.85                       07/31/97                        6,872,113
   3,600,000              4.89                       07/31/97                        3,585,330
  20,000,000              5.02                       08/14/97                       19,877,289
  50,800,000              5.05                       08/14/97                       50,486,451
United States Treasury Notes
  50,000,000              5.88                       07/31/97                       50,031,466
  10,000,000              6.50                       08/15/97                       10,013,359
  40,000,000              6.00                       08/31/97                       40,024,162
  65,000,000              5.75                       09/30/97                       65,061,598
-------------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                                   $272,328,879
-------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                 $272,328,879(a)
-------------------------------------------------------------------------------------------------

(a)The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each category reflect the value of investments in that category as a percentage of total net assets.


--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE GOVERNMENT FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

   Principal             Interest                    Maturity               Amortized
     Amount                Rate                        Date                    Cost
---------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--47.4%
Federal Farm Credit Bank
     $ 38,500,000             5.60%(a)                  11/03/97           $ 38,507,992
       25,000,000             5.45(a)                   03/03/98             24,901,135
       75,000,000             5.49(a)                   04/14/98             74,947,827
Federal Home Loan Bank
       30,000,000             5.66                      09/05/97             29,694,750
       15,000,000             5.45(a)                   11/12/97             14,994,186
       20,000,000             5.42(a)                   12/02/97             19,987,697
       50,000,000             5.52(a)                   12/26/97             49,979,762
       41,000,000             5.51(a)                   03/06/98             40,979,288
       59,000,000             5.51(a)                   03/18/98             58,969,291
      100,000,000             5.51(a)                   04/14/98             99,945,895
Federal Home Loan Mortgage Corp.
       20,000,000             5.72(a)                   03/17/98             19,981,607
Federal National Mortgage Association
      100,000,000             5.52(a)                   09/12/97             99,982,960
       50,000,000             5.26(a)                   09/29/97             49,993,869
       12,500,000             5.53(a)                   10/29/97             12,498,056
       75,000,000             5.53(a)                   12/03/97             74,978,272
       40,000,000             5.52                      01/15/98             39,986,987
       20,000,000             5.71                      03/18/98             19,981,479
       20,000,000             5.79                      03/25/98             19,971,588
       40,000,000             6.02                      04/15/98             39,966,860
       30,000,000             5.89                      05/21/98             29,978,035
      100,000,000             5.49(a)(b)                07/15/98             99,936,750
Student Loan Marketing Association
       19,200,000             5.50                      10/24/97             19,199,151
---------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   $979,363,437
---------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--57.6%
Bear Stearns Companies, Inc., dated 6/30/97, repurchase price
 $75,012,396 (GNMA: $78,000,950, 7.50%-8.00%, 02/15/25-08/15/25)
$      75,000,000             5.95%                     07/01/97           $ 75,000,000
CS First Boston Corp., dated 05/23/97, repurchase price $100,926,667
 (FNMA: $103,620,392, 6.75%-6.79%, 09/01/34-03/01/35)
      100,000,000             5.56                      07/22/97            100,000,000
Goldman, Sachs & Co., dated 06/20/97, repurchase price $100,923,333
 (FNMA: $91,400,123, 5.5%-8.0%, 10/01/97-06/01/07, FMAC: $10,599,877,
 5.5%-13.5%, 11/01/97-06/01/07)
      100,000,000             5.54                      08/19/97            100,000,000

 Principal             Interest                   Maturity                     Amortized
   Amount                Rate                       Date                          Cost
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Lehman Government Securities, Inc., dated 06/30/97, repurchase price
 $54,708,965 (U.S. Treasury Stripped Securities: $55,796,251, 05/15/99-
 11/15/00)
$ 54,700,000             5.90%                    07/01/97                   $   54,700,000
Merrill Lynch Government Securities, Inc., dated 06/30/97, repurchase price $25,003,958 (FNMA: $25,447,483, 5.632%, 11/25/97; FHLMC: $55,027,
 5.30%, 10/26/98)
  25,000,000             5.70                     07/01/97                       25,000,000
Morgan Stanley Group, Inc., dated 05/23/97, repurchase price
 $100,926,667 (FGCI: $45,097,480, 6.0%-8.0%, 08/01/08-05/01/12; FGLMC:
 $25,204,481, 6.5%-8.5%, 03/01/25-01/01/26; FGSB: $31,885,675, 6.5%-
 8.0%, 07/01/01-01/01/04; FNCL: $62,097, 6.5%, 12/01/25; FNCI: $62,070,
 7.0%, 03/01/08)
 100,000,000             5.56                     07/22/97                      100,000,000
Nomura Securities International, Inc., dated 06/30/97, repurchase price
 $325,054,618 (U.S. Treasury Notes: $14,710,695, 5.00%-8.25%, 08/15/97-
 10/15/06; U.S. Treasury Bonds: $1,690,180, 9.375%-11.125%, 08/15/03-
 02/15/06; TVA: $2,580,358, 6.58%-6.875%, 04/09/99-01/15/02; SLMA:
 $10,770,650, 6.115%-6.365%, 08/12/98-01/28/99; FNMA: $117,276,185,
 5.30%-9.55%, 07/25/97-06/26/07; FMAC: $65,469,251 5.37%-8.61%,
 07/30/97-07/31/06; FHLB: $105,996,953, 4.86%-8.03%, 07/02/97-06/19/07;
 FCSB: $13,006,144, 5.86%-7.51%, 10/09/97-10/10/00)
 325,000,000             6.05                     07/01/97                      325,000,000
SBC Warburg, Inc., dated 06/30/97, repurchase price $50,008,236 (U.S.
 Treasury Notes: $47,307,879, 5.125%-6.625%, 03/31/98-07/31/01; U.S.
 Treasury Bonds: $5,188,694, 12.0%-14.25%, 02/15/02-05/15/05)
  50,000,000             5.93                     07/01/97                       50,000,000
Joint Repurchase Agreement Account(c)
 361,000,000             6.01                     07/01/97                      361,000,000
----------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                  $1,190,700,000
----------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                            $2,170,063,437(d)
----------------------------------------------------------------------------------------------

(a)Variable rate security-base index is either Federal Funds, Prime lending rate, or one month LIBOR.
(b)When-issued security.
(c)Portion of this security is being segregated for when issued securities.
(d)The amount stated also represents aggregate cost for federal income tax purposes.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE FEDERAL FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                      Maturity                       Amortized
  Amount                 Rate                          Date                            Cost
------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS--107.0%
Federal Farm Credit Bank
$ 8,600,000              5.43%                       07/02/97                     $    8,598,702
 18,900,000              5.39                        07/07/97                         18,883,022
 12,200,000              5.40                        07/10/97                         12,183,530
 23,495,000              5.42                        07/15/97                         23,445,478
 10,000,000              5.48                        07/24/97                          9,964,989
 12,765,000              5.48                        07/25/97                         12,718,365
 23,075,000              5.40                        07/29/97                         22,978,085
 13,800,000              5.51                        08/11/97                         13,713,401
  4,300,000              5.51                        08/14/97                          4,271,042
  1,700,000              5.51                        08/19/97                          1,687,250
 16,000,000              5.46                        08/21/97                         15,876,353
 35,000,000              5.46                        08/25/97                         34,708,042
  8,255,000              5.61                        10/20/97                          8,112,209
 18,785,000              5.61                        11/03/97                         18,419,084
 10,000,000              5.61                        11/04/97                          9,803,650
 10,000,000              5.45                        03/03/98                          9,960,518
 75,000,000              5.49                        04/14/98                         74,947,827
Federal Home Loan Bank
 11,100,000              5.43                        07/07/97                         11,089,955
 46,300,000              5.42                        07/24/97                         46,139,673
 50,000,000              5.45                        07/30/97                         49,780,486
 35,000,000              5.50                        07/31/97                         34,839,583
 18,400,000              5.44                        08/01/97                         18,313,806
 20,000,000              5.67                        08/01/97                         20,000,000
 11,355,000              5.43(a)                     08/14/97                         11,279,641
 22,580,000              5.45(a)                     08/14/97                         22,429,592
 34,330,000              5.54(a)                     08/14/97                         34,097,548
 11,100,000              5.45                        08/28/97                         11,002,536
 28,805,000              5.46                        08/28/97                         28,551,612
  8,700,000              5.47                        08/28/97                          8,623,329
 20,000,000              5.62                        10/30/97                         19,622,211
 25,000,000              5.51                        03/06/98                         24,987,371
 25,000,000              5.51                        04/14/98                         24,985,508
 65,000,000              5.47(b)                     07/02/98                         64,943,073
Student Loan Marketing Association
 25,000,000              5.42                        07/31/97                         24,887,083
 13,500,000              5.43                        08/01/97                         13,436,876
 25,000,000              5.44                        08/01/97                         24,882,889
 25,000,000              5.43                        08/15/97                         24,830,313
 25,000,000              5.42                        08/29/97                         24,778,135
 25,000,000              5.42                        09/29/97                         24,661,250

 Principal            Interest                   Maturity                     Amortized
  Amount                Rate                       Date                          Cost
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
Tennessee Valley Authority
$50,000,000             5.52%                    07/14/97                   $   49,900,333
 13,170,000             5.42                     07/17/97                       13,138,275
 20,000,000             5.50                     07/23/97                       19,932,778
 25,000,000             5.38                     07/28/97                       24,899,125
 51,360,000             5.45                     08/04/97                       51,095,639
 15,000,000             5.43                     09/15/97                       14,828,050
---------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                    $1,042,228,217
---------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                           $1,042,228,217(c)
---------------------------------------------------------------------------------------------

(a)Portions of these securities are being segregated for when-issued securities.
(b)When-issued securities.
(c)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
ALABAMA--3.3%
Columbia IDB PCRB VRDN for Alabama Power Company Series 1995 B
 (A-1/VMIG1)
$ 1,500,000               4.05%                        07/01/97                       $  1,500,000
Homewood RB for Samford University (Bank of Nova Scotia LOC)
 (VMIG1/A-1+)
 17,300,000               4.05                         07/01/97                         17,300,000
Jefferson County MF Hsg. RB for Hickory Knolls Project Series 1994
 (Amsouth Bank LOC)(P-1)
  3,910,000               4.25                         07/07/97                          3,910,000
Mobile IDA PCRB for Alabama Power Series 1994(A-1/VMIG1)
  5,700,000               4.05                         07/01/97                          5,700,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 28,410,000
--------------------------------------------------------------------------------------------------
ALASKA--0.5%
Valdez Marine Terminal RB for Exxon Corporation Series 1993 A
 (A-1+/VMIG1)
$ 4,300,000               4.00%                        07/01/97                       $  4,300,000
--------------------------------------------------------------------------------------------------
ARIZONA--2.5%
Maricopa County PCRB for Arizona Pollution Control Corp. Series
 1994 A (Morgan Guaranty Trust Company)(A-1/P-1)
$19,200,000               4.00%                        07/01/97                       $ 19,200,000
Maricopa County PCRB for Southern California Edison Co.
 Series 1995 G(A-1/P-1)
  1,300,000               3.85                         08/20/97                          1,300,000
Phoenix IDA MF Hsg. VRDN for Del Mar Terrace Apartments (Bank of America
 LOC)(VMIG1)
  1,300,000               4.10                         07/07/97                          1,300,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 21,800,000
--------------------------------------------------------------------------------------------------
ARKANSAS--0.5%
Crossett PCRB for Georgia Pacific Corp. Series 1991 VRDN (Suntrust Bank
 LOC)(A-1+/P-1)
$ 4,500,000               4.20%                        07/07/97                       $  4,500,000
--------------------------------------------------------------------------------------------------
CALIFORNIA--1.1%
California School Cash Reserves Program Authority Series 1996 B (MBIA)(SP-
 1/VMIG1)
$ 4,500,000               4.50%                        12/19/97                       $  4,518,310
Los Angeles County, VRDN MF Hsg. for Valencia Village Series 1984 C
 (Industrial Bank of Japan Ltd. LOC)(A-1)
  4,700,000               4.30                         07/07/97                          4,700,000
--------------------------------------------------------------------------------------------------
                                                                                      $  9,218,310
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
COLORADO--0.6%
Colorado Health Facilities Authority Series 92 C (A-1+/VMIG1)
$ 5,400,000               4.15%                        07/07/97                       $  5,400,000
--------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--1.5%
District of Columbia VRDN ACES for Georgetown University Series 1988 C(A-
 1+/VMIG1)
$ 6,100,000               4.15%                        07/07/97                       $  6,100,000
HFA MF Hsg. for Mclean Gardens South Apartments VRDN (Sumitomo Bank
 LOC)(VMIG1)
  7,000,000               4.35                         07/07/97                          7,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 13,100,000
--------------------------------------------------------------------------------------------------
FLORIDA--4.7%
Dade County Water & Sewer System RB Series 1994 (FGIC)
 (A-1/VMIG1)
$ 3,700,000               4.15%                        07/07/97                       $  3,700,000
Florida Local Government Pooled CP Notes Series A (First Union National
 Bank of Florida LOC)(A-1/P-1)
 17,225,000               3.85                         07/31/97                         17,225,000
  5,500,000               3.85                         09/30/97                          5,500,000
Putnam County Development Authority VRDN PCRB for Seminole Electric Series
 1984 H(A-1+/P-1)
  3,650,000               4.20                         07/07/97                          3,650,000
  9,395,000               4.20                         07/07/97                          9,395,000
St Lucie County PCRB for Florida Power & Light Co. Series 1995
 (A-1+/VMIG1)
  1,000,000               4.00                         07/01/97                          1,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 40,470,000
--------------------------------------------------------------------------------------------------
GEORGIA--6.9%
Bartow County PCRB for Georgia Power Company Co. 1996 (VMIG1)
$ 1,300,000               4.00%                        07/01/97                       $  1,300,000
Burke County 1995 PCRB for Georgia Power Co. Fifth Series 1995 (VMIG1)
  3,500,000               5.50                         07/01/97                          3,500,000
Burke County PCRB for Georgia Power Co.(A-1/VMIG1)
    800,000               4.05                         07/01/97                            800,000
Burke County PCRB for Georgia Power Co. Eighth Series 1994
 (A-1/VMIG1)
    200,000               5.50                         07/01/97                            200,000
Burke County PCRB for Georgia Power Co. Ninth Series 1994
 (A-1/VMIG1)
 12,100,000               4.05                         07/01/97                         12,100,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
GEORGIA (CONTINUED)
Effingham County PCRB for Savannah Electric and Power Company Series
 1997(A-1/VMIG1)
$ 2,600,000               5.50%                        07/01/97                       $  2,600,000
Floyd County PCRB for Georgia Power Co. Series 1996(A-1/VMIG1)
  3,000,000               5.50                         07/01/97                          3,000,000
Georgia Municipal Gas Authority RB for Gas Portfolio II Project Series A(A-
 1+)
 19,500,000               4.15                         07/07/97                         19,500,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Series 1985 A (Credit Suisse First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC)(A-1/VMIG1)
 10,200,000               3.80                         09/12/97                         10,200,000
Municipal Electric Authority of Georgia Subordinated General Resolution
 Series 1985 B (Credit Suisse First Boston/Morgan Guaranty/Bayerische
 Landesbank Girozentrale LOC)(A-1+/VMIG1)
  6,000,000               3.75                         07/25/97                          6,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 59,200,000
--------------------------------------------------------------------------------------------------
HAWAII--0.5%
Hawaii Housing Finance and Development Authority VRDN
 (FHLB)(A-1+)
$ 4,000,000               4.10%                        07/07/97                       $  4,000,000
--------------------------------------------------------------------------------------------------
ILLINOIS--6.7%
Chicago GO Tender Notes Series 1997(A-1+/MIG1)
$10,000,000               3.65%                        02/05/98                       $ 10,000,000
Illinois Health Facilities Authority VRDN for Central Dupage Hospital
 (Rabobank Nederland LOC)(VMIG1)
  3,100,000               4.10                         07/01/97                          3,100,000
Illinois Health Facilities Authority VRDN for Healthcorp Affiliates
 Projects Series 1985 A (Northern Trust Company LOC)(VMIG1)
  2,400,000               4.20                         07/07/97                          2,400,000
Illinois Health Facilities Authority VRDN for Resurrection Healthcare
 (VMIG1)
  2,100,000               4.25                         07/01/97                          2,100,000
Illinois Health Facilities Authority VRDN Series 1985 C Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC) (A-1+/VMIG1)
  4,000,000               4.15                         07/07/97                          4,000,000
Illinois Health Facilities Authority VRDN Series 1985 D Revolving Fund
 Pooled Finance Program (First National Bank of Chicago LOC) (A-1+/VMIG1)
 21,000,000               4.15                         07/07/97                         21,000,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
ILLINOIS (CONTINUED)
O'Hare International Airport RB(P-1)
$ 5,100,000               4.15%                        07/01/97                       $  5,100,000
Sauget PCRB VRDN Series 1992(P-1)
  1,000,000               4.25                         07/07/97                          1,000,000
Sauget PCRB VRDN Series 1993(P-1)
  1,900,000               4.25                         07/07/97                          1,900,000
Societe Generale Municipal Securities Trust Receipts for Chicago Midway
 Airport RB Series 1996 A (MBIA)(A-1+)
  7,540,000               4.35                         07/07/97                          7,540,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 58,140,000
--------------------------------------------------------------------------------------------------
INDIANA--2.5%
Fort Wayne Hospital Authority VRDN for Parkview Memorial Hospital Series
 1985 B (Bank of America LOC)(VMIG1)
$ 1,600,000               4.15%                        07/07/97                       $  1,600,000
Fort Wayne Parkview Memorial Hospital VRDN Series 1985 B, C & D (Bank of
 America LOC)(VMIG1)
 10,000,000               4.15                         07/07/97                         10,000,000
Jasper County PCRB for Nipsco Series 1994 A(A-1/VMIG1)
  2,800,000               4.05                         07/01/97                          2,800,000
Warrick County PCRB for Aluminum Company of America Series 1992(A-1)
  7,475,000               4.20                         07/07/97                          7,475,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 21,875,000
--------------------------------------------------------------------------------------------------
IOWA--3.2%
Chillicothe PCRB for Midwest Power Systems Series 1993 A (A-1/VMIG1)
$ 3,300,000               4.20%                        07/07/97                       $  3,300,000
Louisa County PCRB for Iowa-Illinois Gas & Electric Co./Midamerican Energy
 Co. Series 1986 A(A-1)
 10,000,000               4.20                         07/07/97                         10,000,000
Salix PCRB VRDN for Midwest Power Systems Inc.(A-1/VMIG1)
 14,000,000               4.20                         07/07/97                         14,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 27,300,000
--------------------------------------------------------------------------------------------------
KENTUCKY--0.3%
Calvert PCRB for Air Products and Chemicals, Inc. Project
 Series 1993 A(A-1)
$ 3,000,000               4.20%                        07/07/97                       $  3,000,000

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
LOUISIANA--2.1%
Calcasieu Parish VRDN RB for Olin Corp. Series 1993 B
 (Wachovia Bank of North Carolina)(A-1+)
$ 1,200,000               4.00%                        07/01/97                       $  1,200,000
Louisiana Public Facilities Authority Health Care System
 Series 1997 D(A-1+/VMIG1)
  9,500,000               3.70                         07/30/97                          9,500,000
Plaquemines Port Marine Terminal RB for Teco Energy Inc.
 Series 1985 B(A-1/P-1)
  4,450,000               3.85                         08/20/97                          4,450,000
St. James Parish PCRB for Occidental Petroleum Corp.
 Series 1996 (Wachovia Bank LOC)(P-1)
  3,000,000               4.05                         07/07/97                          3,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 18,150,000
--------------------------------------------------------------------------------------------------
MARYLAND--1.2%
Anne Arundel County RB for Baltimore Gas & Electric Series 1985
 (A-1/VMIG1)
$ 1,000,000               3.75%                        08/13/97                       $  1,000,000
  5,380,000               3.85                         09/12/97                          5,380,000
Baltimore County PCRB Baltimore Gas & Electric Series 1985
 (A-1/VMIG1)
  4,000,000               3.75                         07/24/97                          4,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 10,380,000
--------------------------------------------------------------------------------------------------
MASSACHUSETTS--5.0%
Massachusetts Health & Education Authority RB For Harvard University Series
 I(VMIG1)
$42,700,000               4.00%                        07/07/97                       $ 42,700,000
--------------------------------------------------------------------------------------------------
MICHIGAN--2.7%
Michigan GO Notes(SP-1+/MIG1)
$18,000,000               4.50%                        09/30/97                       $ 18,044,101
Michigan Job Development Authority for Mazda Motor Manufacturing VRDN
 (Sumitomo Bank LOC)(VMIG1)
  1,400,000               4.38                         07/07/97                          1,400,000
Michigan State Strategic Fund Ltd. PCRB for Dow Chemical
 Series 1987(P-1)
  2,000,000               3.75                         08/08/97                          2,000,000
Monroe County Economic Development Corp. Ltd. RB Series 1992 CC (Barclays
 Bank)(P-1)
  1,900,000               4.25                         07/07/97                          1,900,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 23,344,101
--------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
MINNESOTA--0.7%
Minnesota Higher Education Facility Authority, VRDN RB for Carleton College
 Series 3-12(VMIG1)
$ 2,070,000               4.05%                        07/07/97                       $  2,070,000
Port Authority of St. Paul VRDN for Weyerhaeuser Project
 Series 1993(A-1)
  4,000,000               4.20                         07/07/97                          4,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $  6,070,000
--------------------------------------------------------------------------------------------------
MISSISSIPPI--0.3%
Grenada County Refunding RB VRDN for Georgia Pacific Corp. Series 1994
 (Sumitomo Bank LOC)(A-1/P-1)
$ 1,000,000               4.35%                        07/07/97                       $  1,000,000
Mississippi Higher Education Facilities Authority VRDN RB for Baptist
 Medical Center Series 1990 B (Rabobank Nederland)(VMIG1)
  1,300,000               4.25                         07/07/97                          1,300,000
--------------------------------------------------------------------------------------------------
                                                                                      $  2,300,000
--------------------------------------------------------------------------------------------------
MISSOURI--0.7%
Missouri Health & Education Facility Authority VRDN
 (MBIA)(A-1+/AAA)
$ 4,500,000               4.15%                        07/07/97                       $  4,500,000
Monsanto Corporation State Environmental Improvement and Energy Resources
 Authority(P-1)
  1,500,000               4.25                         07/07/97                          1,500,000
--------------------------------------------------------------------------------------------------
                                                                                      $  6,000,000
--------------------------------------------------------------------------------------------------
NEVADA--2.4%
Clark County VRDN for Nevada Airport System (MBIA)(A-1/VMIG1)
$16,500,000               4.15%                        07/07/97                       $ 16,500,000
Eagle Tax Exempt Trust Series 97C2801 Class A COPS for Nevada GO Bonds
 Series 1994(A-1+)
  4,000,000               4.25                         07/07/97                          4,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 20,500,000
--------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.4%
New Hampshire Business Finance Authority PCRB for New England Power Series
 1990 B(A-1/VMIG1)
$ 3,100,000               3.70%                        07/31/97                       $  3,100,000
--------------------------------------------------------------------------------------------------
NEW MEXICO--2.1%
Albuquerque RB for Sisters of Charity Series 1992
 (A-1+/VMIG1)
$ 5,000,000               4.15%                        07/07/97                       $  5,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                            Cost
-------------------------------------------------------------------------------------------------
NEW MEXICO (CONTINUED)
Farmington PCRB for Public Service Co. of New Mexico San Juan Project
 Series 1997 A (Bank of America LOC)(A-1+/VMIG1)
$ 3,200,000               4.20%                        07/07/97                       $ 3,200,000
Farmington PCRB for Public Service Co. of New Mexico San Juan Project
 Series 1997 B (Societe Generale LOC)(A-1+/VMIG1)
 10,000,000               4.15                         07/07/97                        10,000,000
-------------------------------------------------------------------------------------------------
                                                                                      $18,200,000
-------------------------------------------------------------------------------------------------
NEW YORK--6.0%
Great Neck, NY North Water Authority Water System RB Series 1993 A VRDN
 (FGIC)(A-1+/VMIG1)
$   900,000               4.05%                        07/07/97                       $   900,000
Metropolitan Transportation Authority Commuter Facility VRDN Series 1991
 (National Westminster/Morgan Guaranty/Industrial Bank of Japan/Sumitomo
 Bank/J.P. Morgan/Bank of Tokyo LOC)(AA-/VMIG1)
  2,000,000               4.15                         07/07/97                         2,000,000
New York City Municipal Water Finance Authority CP Notes Series 5
 (Bayerische Landesank/Westdeutsche Landesbank/Landesbank Hessen-
 Thueringen LOC)(A-1+/P-1)
 12,500,000               3.75                         07/31/97                        12,500,000
New York City Puttable Tax-exempt Receipts GO Bonds Fiscal 1995 Series D
 (MBIA)(VMIG1)
 10,000,000               4.10                         07/07/97                        10,000,000
New York State Energy Research & Development Authority PCRB for Brooklyn
 Union Gas Series 1997 A-1 (MBIA)(A-1+/VMIG1)
  3,500,000               4.05                         07/07/97                         3,500,000
New York State Energy Research & Development Authority PCRB for Rochester
 Gas Series 1984 (Credit Suisse LOC)(P-1)
  2,900,000               3.55                         07/31/97                         2,900,000
New York State Floating Rate Trust Receipts Series 1997(A-1/VMIG1)
  2,500,000               4.35                         07/07/97                         2,500,000
New York State GO BANS Series S(A-1/P-1)
 12,700,000               3.80                         08/11/97                        12,700,000
New York State Triborough Bridge & Tunnel Authority VRDN
 (FGIC)(A-1+/VMIG1)
  4,000,000               4.15                         07/07/97                         4,000,000
Trust for Cultural Resource of the City of New York 1990 Series B
 (VMIG1/A-1+)
    800,000               4.00                         07/01/97                           800,000
-------------------------------------------------------------------------------------------------
                                                                                      $51,800,000
-------------------------------------------------------------------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
NORTH CAROLINA--6.1%
Person County PCRB for Carolina Power & Light Series 1992
 A(A-1/P-1)
$16,400,000               4.30%                        07/07/97                       $ 16,400,000
Rockingham County IDA PCRB for Philip Morris Company(A-1/P-1)
  7,700,000               4.40                         07/07/97                          7,700,000
Wake County PCRB for Carolina Power & Light 1990 A (Fuji Bank LOC)(A-2/P-1)
 18,870,000               3.80                         07/09/97                         18,870,000
Wake County PCRB for Carolina Power & Light 1990 B (Fuji Bank LOC)(A-2/P-1)
 10,000,000               3.85                         07/15/97                         10,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 52,970,000
--------------------------------------------------------------------------------------------------
OHIO--2.8%
Columbus Electric System Series 1994 RB (Union Bank of Switzerland
 LOC)(VMIG1)
$12,000,000               3.70%                        07/31/97                       $ 12,000,000
Franklin County Hospital RB for Holy Cross Health System Series 1995(A-
 1+/VMIG1)
 11,000,000               4.15                         07/07/97                         11,000,000
Ohio State Air Quality Development Authority RB for Cincinnati Gas &
 Electric Series 1995 A (ABN/AMRO Bank LOC)(A-1+/VMIG1)
    400,000               4.00                         07/01/97                            400,000
Ohio State PCRB for Sohio Water-British Petroleum Series 1995
 (A-1/P-1)
  1,110,000               4.05                         07/01/97                          1,110,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 24,510,000
--------------------------------------------------------------------------------------------------
OREGON--1.1%
Portland VRDN for Columbia Grain Inc. Project (Fuji Bank/Bank of Tokyo
 LOC)(VMIG1)
$ 9,450,000               4.38%                        07/07/97                       $  9,450,000
--------------------------------------------------------------------------------------------------
PENNSYLVANIA--0.5%
Philadelphia Hospital & Higher Education Facility Authority Series 1992
 B(A-1+/VMIG1)
$ 4,100,000               4.05%                        07/01/97                       $  4,100,000
--------------------------------------------------------------------------------------------------
PUERTO RICO--5.4%
Commonwealth of Puerto Rico RANS Series 1997 A(SP-1+/MIG1)
$12,500,000               4.00%                        07/30/97                       $ 12,505,559
Puerto Rico Government Development Bank VRDN(A-1+)
 24,335,000               3.80                         08/13/97                         24,335,000

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
PUERTO RICO (CONTINUED)
Puerto Rico Government Development Bank TECP(A-1+)
$10,000,000               3.90%                        09/12/97                       $ 10,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 46,840,559
--------------------------------------------------------------------------------------------------
SOUTH CAROLINA--0.7%
York County Floating/Fixed Rate PCRB Pooled Series 1984-North Carolina
 Electric Membership Corp. VRDN (CFC)(A-1+/MIG1)
$ 5,775,000               4.20%                        07/07/97                       $  5,775,000
--------------------------------------------------------------------------------------------------
TENNESSEE--0.4%
Blount County PCRB for Aluminum Company of America Series 1992(A-1)
$ 2,450,000               4.20%                        07/07/97                       $  2,450,000
Bradley County VRDN RB for Olin Corp. Series 1993 C (Wachovia Bank of North
 Carolina LOC)(A-1+)
    600,000               4.00                         07/01/97                            600,000
--------------------------------------------------------------------------------------------------
                                                                                      $  3,050,000
--------------------------------------------------------------------------------------------------
TEXAS--12.1%
Coastal Bend Health Facilities Development Corp. (VMIG1)
$ 1,000,000               4.30%                        07/07/97                       $  1,000,000
Gulf Coast Waste Disposal Authority PCRB for Monsanto Series 1996 (P-1)
  5,300,000               4.25                         07/07/97                          5,300,000
Harris County Health Facilities Development Corp. Series 1997 A
 (A-1+/VMIG1)
  2,500,000               3.70                         07/29/97                          2,500,000
Harris County Hospital RB for Childrens Hospital Series 1989 B-2 (VMIG1)
  5,000,000               4.15                         07/07/97                          5,000,000
Harris County Industrial Development Corp (A-1+)
    800,000               4.05                         07/01/97                            800,000
Harris County Toll Road VRDN Series 1994 D(A-1+/VMIG1)
  9,400,000               4.05                         07/07/97                          9,400,000
Houston GO CP Notes Series A(A-1+/P-1)
  5,000,000               3.80                         09/16/97                          5,000,000
Lower Colorado River Authority CP Notes Series B(A-1+/P-1)
  6,000,000               3.85                         07/30/97                          6,000,000
San Antonio Electric & Gas Systems CP Notes Series A(A-1+/P-1)
  6,200,000               3.80                         08/20/97                          6,200,000

 Principal              Interest                       Maturity                        Amortized
  Amount                  Rate                           Date                             Cost
--------------------------------------------------------------------------------------------------
TEXAS (CONTINUED)
Societe Generale Municipal Securities Trust Receipts for San Antonio Texas
 Electric and Gas System RB New Series 1997
 SG 104/SG 105(A-1+)
$17,000,000             3.85%                          08/07/97                       $ 17,000,000
State of Texas TRANS Series 1996(SP-1+/MIG1)
 43,420,000             4.75                           08/29/97                         43,481,234
West Side Calhoun County Development Corp. PCRB Series 1985
 (A-1+/P-1)
  2,800,000             4.15                           07/01/97                          2,800,000
--------------------------------------------------------------------------------------------------
                                                                                      $104,481,234
--------------------------------------------------------------------------------------------------
VIRGINIA--9.6%
Chesterfield County PCRB for Philip Morris Series 1992(A-1/P-1)
$14,700,000             4.35%                          07/07/97                       $ 14,700,000
Louisa PCRB for Virginia Electric & Power Series 1984(A-1/VMIG1)
  4,000,000             3.85                           07/15/97                          4,000,000
  2,000,000             3.85                           07/17/97                          2,000,000
  4,000,000             3.80                           07/23/97                          4,000,000
  4,000,000             3.90                           08/14/97                          4,000,000
  1,500,000             3.90                           08/20/97                          1,500,000
  3,900,000             3.90                           08/22/97                          3,900,000
Richmond VRDN Public Utility Revenue Notes Series A(A1+/VMIG1)
 10,000,000             4.25                           07/07/97                         10,000,000
Roanoke VRDN for Carilion Health Systems Hospital Series A(A-1)
 26,500,000             4.15                           07/07/97                         26,500,000
York County PCRB for Virginia Electric & Power Series 1985(A-1/A3)
  2,900,000             3.85                           07/17/97                          2,900,000
  9,000,000             3.75                           08/13/97                          9,000,000
--------------------------------------------------------------------------------------------------
                                                                                      $ 82,500,000
--------------------------------------------------------------------------------------------------
WASHINGTON--0.9%
Washington Healthcare Facility Authority VRDN for Fred Hutchinson Cancer
 Research Center Series 1991 B(VMIG1)
$ 1,010,000             4.10%                          07/01/97                       $  1,010,000
Washington Public Power Supply Project Electric RB Series 1993-2A (Bank of
 America LOC)(A-1/VMIG1)
  6,880,000             4.10                           07/07/97                          6,880,000
--------------------------------------------------------------------------------------------------
                                                                                      $  7,890,000
--------------------------------------------------------------------------------------------------
WISCONSIN--0.9%
Milwaukee IDRB Multi-Modal for Pharmacia & Upjohn, Inc. Series 1994(P-1)
$ 8,000,000             4.65%                          07/07/97                       $  8,000,000
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statement of Investments
--------------------------------------------------------------------------------
FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

 Principal             Interest                     Maturity                      Amortized
  Amount                 Rate                         Date                           Cost
------------------------------------------------------------------------------------------------
WYOMING--0.6%
Lincoln County PCRB for Pacificorp Project Series 1991 (Union Bank of
 Switzerland LOC)(A-1+/VMIG1)
$ 3,000,000            3.75%                        09/11/97                     $  3,000,000
    400,000            3.80                         09/11/97                          400,000
Pacificorp PCRB VRDN for Sweetwater County Series 1990 A (Credit Suisse
 LOC)(VMIG1)
  1,500,000            4.05                         07/07/97                        1,500,000
------------------------------------------------------------------------------------------------
                                                                                 $  4,900,000
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS                                                                $857,724,204(a)
------------------------------------------------------------------------------------------------

(a)The amount stated also represents aggregate cost for federal income tax purposes.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rates indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are unaudited.

The percentages shown for each investment category reflect the value of investments in that category as a percentage of total net assets.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------

--------------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:
ACES    --Adjustable Convertible Extendible Securities
BANS    --Bond Anticipation Notes
CFC     --Unconditionally Guaranteed by CFC, Cooperative Finance Corp.
COPS    --Certificates of Participation
CP      --Commercial Paper
FGIC    --Insured by Financial Guaranty Insurance Co.
FHLB    --Federal Home Loan Bank
GO      --General Obligation
HFA     --Housing Finance Agency
IDA     --Industrial Development Authority
IDB     --Industrial Development Bond
IDRB    --Industrial Development Revenue Bond
LOC     --Letter of Credit
MBIA    --Insured by Municipal Bond Investors Assurance
MF Hsg. --Multi-Family Housing
PCRB    --Pollution Control Revenue Bond
RANS    --Revenue Anticipation Notes
RB      --Revenue Bond
TECP    --Tax Exempt Commercial Paper
TRANS   --Tax Revenue Anticipation Notes
VRDN    --Variable Rate Demand Note

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


                                                      PRIME
                                                   OBLIGATIONS    MONEY MARKET
                                                       FUND           FUND
                                                    ---------------------------
ASSETS:
Investments in securities, at value based on
 amortized cost                                   $4,474,859,659 $4,606,059,517
Cash                                                      56,418         65,970
Interest receivable                                   20,217,354     19,572,861
Deferred organization expenses, net                           --         16,990
Other assets                                             265,919        141,603
-------------------------------------------------------------------------------
  TOTAL ASSETS                                     4,495,399,350  4,625,856,941
-------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities
 purchased                                                    --             --
Dividends payable                                     24,125,326     22,503,359
Accrued expenses and other liabilities                 1,004,433      1,095,510
-------------------------------------------------------------------------------
  TOTAL LIABILITIES                                   25,129,759     23,598,869
-------------------------------------------------------------------------------
NET ASSETS:
Paid in capital                                    4,470,268,862  4,602,242,978
Accumulated undistributed net investment income               --             --
Accumulated undistributed net realized gain
 (loss) on investments                                       729         15,094
-------------------------------------------------------------------------------
  NET ASSETS                                      $4,470,269,591 $4,602,258,072
-------------------------------------------------------------------------------
Net asset value, offering and redemption price
 per share
 (net assets/shares outstanding)                           $1.00          $1.00
-------------------------------------------------------------------------------
SHARES OUTSTANDING:
FST shares                                         3,813,081,114  3,991,996,825
FST Preferred shares                                 240,046,253     43,756,223
FST Administration shares                            295,976,966    276,148,987
FST Service shares                                   121,164,529    290,340,943
-------------------------------------------------------------------------------
Total shares of beneficial interest outstanding,
 $0.001 par value
 (unlimited number of shares authorized)           4,470,268,862  4,602,242,978
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

   TREASURY       TREASURY                                     TAX-FREE
 OBLIGATIONS    INSTRUMENTS    GOVERNMENT       FEDERAL      MONEY MARKET
     FUND           FUND          FUND            FUND           FUND
--------------------------------------------------------------------------
$3,021,771,573  $272,328,879 $2,170,063,437  $1,042,228,217  $857,724,204
        35,130        84,333         66,012          24,734       500,205
     6,319,006     3,205,591      6,340,836       1,536,865     5,824,393
            --            --             --              --        31,935
       140,163        26,802          7,144          75,617         3,273
--------------------------------------------------------------------------
 3,028,265,872   275,645,605  2,176,477,429   1,043,865,433   864,084,010
--------------------------------------------------------------------------
            --            --     99,936,750      64,943,073            --
    13,561,282     1,020,530     10,164,164       4,121,432     2,564,575
       980,923       146,082        781,543         519,065       174,967
--------------------------------------------------------------------------
    14,542,205     1,166,612    110,882,457      69,583,570     2,739,542
--------------------------------------------------------------------------
 3,013,687,919   274,466,741  2,065,599,431     974,281,863   861,358,000
            --            --             --           2,859            --
        35,748        12,252         (4,459)         (2,859)      (13,532)
--------------------------------------------------------------------------
$3,013,723,667  $274,478,993 $2,065,594,972  $  974,281,863  $861,344,468
--------------------------------------------------------------------------
         $1.00         $1.00          $1.00           $1.00         $1.00
--------------------------------------------------------------------------
 2,140,037,970   237,434,466  1,222,438,256     714,024,245   731,787,339
     2,825,740         1,500     48,896,830           1,501     5,469,429
   638,279,282     1,131,506    190,743,421     137,933,257    96,498,886
   232,544,927    35,899,269    603,520,924     122,322,860    27,602,346
--------------------------------------------------------------------------
 3,013,687,919   274,466,741  2,065,599,431     974,281,863   861,358,000
--------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------


                                                     PRIME
                                                  OBLIGATIONS   MONEY MARKET
                                                      FUND          FUND
                                                    -------------------------
INVESTMENT INCOME:
Interest income                                   $150,778,630  $123,020,722
-----------------------------------------------------------------------------
EXPENSES:
Management fees                                      5,549,296     4,491,570
Custodian fees                                         313,951       197,162
Registration fees                                      209,169       168,020
Amortization of deferred organization expenses              --         4,483
Trustees' fees                                          32,010        20,297
Other                                                  228,337       109,781
-----------------------------------------------------------------------------
  TOTAL EXPENSES                                     6,332,763     4,991,313
  Less--Expenses reimbursable and fees
   waived by Goldman Sachs                          (1,460,211)   (1,047,496)
-----------------------------------------------------------------------------
  Net expenses                                       4,872,552     3,943,817
  Preferred share fees                                  79,582        14,218
  Administration share fees                            321,986       315,070
  Service share fees                                   320,337       845,268
-----------------------------------------------------------------------------
  NET EXPENSES AND SHARE FEES                        5,594,457     5,118,373
-----------------------------------------------------------------------------
NET INVESTMENT INCOME                              145,184,173   117,902,349
-----------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON INVESTMENT TRANSAC-
 TIONS                                                  13,632        24,659
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERA-
 TIONS                                            $145,197,805  $117,927,008
-----------------------------------------------------------------------------

(a) Commencement date of operations for the Treasury Instruments and the Federal Fund was March 3, 1997 and February 28, 1997, respectively.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

 TREASURY        TREASURY                                                  TAX-FREE
OBLIGATIONS     INSTRUMENTS        GOVERNMENT           FEDERAL          MONEY MARKET
   FUND           FUND(A)             FUND              FUND(A)              FUND
-------------------------------------------------------------------------------------
$78,310,881     $3,909,008         $52,696,383        $12,455,299        $13,377,712
-------------------------------------------------------------------------------------
  2,940,015        151,180           1,960,199            460,458            752,437
    203,827         28,274             101,930             97,389             15,852
    154,721         49,274                  --            171,916              5,157
         --             --                  --                 --              7,727
     15,506          6,575               5,991             11,457              2,554
    119,636         30,811              32,242             60,914             20,928
-------------------------------------------------------------------------------------
  3,433,705        266,114           2,100,362            802,134            804,655
   (852,226)      (134,465)           (379,211)          (406,158)          (143,979)
-------------------------------------------------------------------------------------
  2,581,479        131,649           1,721,151            395,976            660,676
     10,143             --               9,068                 --              5,090
    730,961            773             314,524             47,126            101,011
    536,935         48,176           1,166,051             77,066             54,216
-------------------------------------------------------------------------------------
  3,859,518        180,598           3,210,794            520,168            820,993
-------------------------------------------------------------------------------------
 74,451,363      3,728,410          49,485,589         11,935,131         12,556,719
-------------------------------------------------------------------------------------
    174,705         51,826             127,727             (2,859)              (673)
-------------------------------------------------------------------------------------
$74,626,068     $3,780,236         $49,613,316        $11,932,272        $12,556,046
-------------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Months Ended June 30, 1997
(Unaudited)
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                                               PRIME
                                            OBLIGATIONS       MONEY MARKET
                                                FUND              FUND
                                                -----------------------------
FROM OPERATIONS:
Net investment income                     $    145,184,173  $    117,902,349
Net realized gain (loss) on
 investment transactions                            13,632            24,659
-----------------------------------------------------------------------------
  Net increase in net assets
   resulting from operations                   145,197,805       117,927,008
-----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  FST shares                                  (131,189,598)     (102,274,186)
  FST Preferred shares                          (4,222,876)         (761,752)
  FST Administration shares                     (6,635,324)       (6,533,435)
  FST Service shares                            (3,136,375)       (8,332,976)
Net realized gain on investment
 transactions
  FST shares                                       (12,652)           (9,091)
  FST Preferred shares                                (335)              (81)
  FST Administration shares                           (675)             (591)
  FST Service shares                                  (331)             (756)
-----------------------------------------------------------------------------
  Total distributions to shareholders         (145,198,166)     (117,912,868)
-----------------------------------------------------------------------------
FROM SHARE TRANSACTIONS (AT $1.00 PER
 SHARE):
Proceeds from sales of shares               28,504,262,585    32,669,134,604
Reinvestment of dividends and
 distributions                                  64,069,452        55,880,000
Cost of shares repurchased                 (28,458,038,291)  (31,080,788,447)
-----------------------------------------------------------------------------
  Net increase (decrease) in net assets
   resulting from share transactions           110,293,746     1,644,226,157
-----------------------------------------------------------------------------
  Total increase (decrease)                    110,293,385     1,644,240,297
NET ASSETS:
Beginning of period                          4,359,976,206     2,958,017,775
-----------------------------------------------------------------------------
End of period                             $  4,470,269,591  $  4,602,258,072
-----------------------------------------------------------------------------
Accumulated undistributed net investment
 income                                                 --                --

--------------------------------------------------------------------------------
(a) Commencement date of operations for the Treasury Instruments and the Federal Fund was March 3, 1997 and February 28, 1997, respectively.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

    TREASURY        TREASURY                                          TAX-FREE
  OBLIGATIONS      INSTRUMENTS     GOVERNMENT         FEDERAL       MONEY MARKET
      FUND           FUND(A)          FUND            FUND(A)           FUND
--------------------------------------------------------------------------------
$     74,451,363  $   3,728,410  $    49,485,589  $    11,935,131  $    12,556,719
         174,705         51,826          127,727           (2,859)            (673)
--------------------------------------------------------------------------------
      74,626,068      3,780,236       49,613,316       11,932,272       12,556,046
--------------------------------------------------------------------------------
     (54,078,253)    (3,268,016)     (31,359,341)     (10,204,220)     (10,760,679)
        (525,690)            (7)        (482,455)              (7)        (165,047)
     (14,710,547)       (15,122)      (6,376,770)        (973,290)      (1,312,189)
      (5,136,873)      (445,265)     (11,267,023)        (754,755)        (318,804)
        (155,521)       (34,205)         (95,927)              --               --
          (1,317)            --           (1,268)              --               --
         (45,320)          (195)         (20,586)              --               --
         (16,837)        (5,174)         (40,889)              --               --
--------------------------------------------------------------------------------
     (74,670,358)    (3,767,984)     (49,644,259)     (11,932,272)     (12,556,719)
--------------------------------------------------------------------------------
  12,940,991,607    742,388,723    9,016,688,309    2,187,239,403    3,179,706,866
      28,055,275        708,003       10,542,051        3,099,430        3,171,712
 (13,050,421,858)  (468,629,985)  (8,189,147,334)  (1,216,056,970)  (2,862,618,495)
--------------------------------------------------------------------------------
     (81,374,976)   274,466,741      838,083,026      974,281,863      320,260,083
--------------------------------------------------------------------------------
     (81,419,266)   274,478,993      838,052,083      974,281,863      320,259,410
   3,095,142,933             --    1,227,542,889               --      541,085,058
--------------------------------------------------------------------------------
$  3,013,723,667  $ 274,478,993  $ 2,065,594,972  $   974,281,863  $   861,344,468
--------------------------------------------------------------------------------
              --             --               --  $         2,859               --

--------------------------------------------------------------------------------

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 1996
--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

                               PRIME                              TREASURY                           TAX-FREE
                            OBLIGATIONS       MONEY MARKET      OBLIGATIONS        GOVERNMENT      MONEY MARKET
                                FUND              FUND              FUND              FUND             FUND
                            ---------------------------------------------------
FROM OPERATIONS:
Net investment income     $    263,491,381  $    162,277,598  $    124,545,016  $     65,841,904  $    18,529,517
Net realized gain (loss)
 on
 investment transactions           105,304           189,110           587,091           136,538           (5,995)
--------------------------------------------------------------------------------
 Net increase in net as-
  sets resulting
  from operations              263,596,685       162,466,708       125,132,107        65,978,442       18,523,522
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHARE-
 HOLDERS FROM:
Net investment income
 FST shares                   (245,389,523)     (149,928,272)      (93,857,124)      (48,867,861)     (15,981,710)
 FST Preferred shares           (2,239,677)         (162,278)         (797,088)          (19,753)        (431,737)
 FST Administration
  shares                       (10,697,750)       (9,558,151)      (21,870,105)       (5,023,737)      (1,593,538)
 FST Service shares             (5,164,431)       (2,628,897)       (8,020,699)      (11,930,553)        (522,532)
Net realized gain on
 investment transactions
 FST shares                       (128,847)         (173,838)         (385,734)          (81,682)              --
 FST Preferred shares               (1,177)             (188)           (3,276)              (33)              --
 FST Administration
  shares                            (5,617)          (11,082)          (89,882)           (8,397)              --
 FST Service shares                 (2,712)           (3,048)          (32,963)          (19,942)              --
--------------------------------------------------------------------------------
 Total distributions to
  shareholders                (263,629,734)     (162,465,754)     (125,056,871)      (65,951,958)     (18,529,517)
--------------------------------------------------------------------------------
FROM SHARE TRANSACTIONS
 (AT $1.00 PER SHARE):
Proceeds from sales of
 shares                     48,481,127,400    44,257,102,764    20,383,057,696    14,111,648,633    4,669,259,507
Reinvestment of
 dividends and
 distributions                 126,514,648        91,077,089        45,060,831        21,912,928        6,495,873
Cost of shares repur-
 chased                    (47,756,596,271)  (43,600,991,427)  (19,343,068,853)  (13,746,823,336)  (4,623,830,243)
--------------------------------------------------------------------------------
 Net increase in net
  assets resulting
  from share
  transactions                 851,045,777       747,188,426     1,085,049,674       386,738,225       51,925,137
--------------------------------------------------------------------------------
 Total increase                851,012,728       747,189,380     1,085,124,910       386,764,709       51,919,142
NET ASSETS:
Beginning of year            3,508,963,478     2,210,828,395     2,010,018,023       840,778,180      489,165,916
--------------------------------------------------------------------------------
End of year               $  4,359,976,206  $  2,958,017,775  $  3,095,142,933  $  1,227,542,889  $   541,085,058

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
1.ORGANIZATION
Effective May 1, 1997, the Goldman Sachs Money Market Trust was reorganized from a Massachusetts business trust to a Delaware business trust named the Goldman Sachs Trust (the "Trust"). The Trust includes the Financial Square Funds, collectively "the Funds" or individually a "Fund". The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Financial Square consists of nine diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal, Tax-Free Money Market, Municipal Money Market (inactive as of June 30, 1997) and Premium Money Market (inactive as of June
30, 1997). The Financial Square Funds offer four classes of shares: FST shares, FST Administration shares, FST Service shares and FST Preferred shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts.

A. Investment Valuation--
Each Fund uses the amortized-cost method for valuing portfolio securities which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Interest Income--
Interest income is determined on the basis of interest accrued, premium amortized and discount earned.

C. Federal Taxes--
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all investment company taxable and tax-exempt income to shareholders. Accordingly, no federal tax provisions are required.
 The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.
 At December 31, 1996, the Funds' tax year end, the Tax-Free Money Market Fund had approximately $13,000 of capital loss carryforward for U.S. Federal tax purposes. This capital loss carryforward expires in the year 2004.

D. Deferred Organization Expenses--
Organization-related costs are being amortized on a straight-line basis over a period of five years.

E. Expenses--
Expenses incurred by the Funds that do not specifically relate to an individual fund are allocated to the Funds based on each Fund's relative average net assets for the period.
 Shareholders of FST Preferred, FST Administration and FST Service shares bear all expenses and fees paid to service organizations for their services with respect to

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
such shares as well as other expenses (subject to expense limitations) that are directly attributable to such shares.

3.AGREEMENTS
As of May 1, 1997, the Fund's Investment Advisory and Administration Agreements were combined into an Investment Management Agreement (the "Agreement") encompassing the same services and fee structure. Goldman Sachs Asset Management ("GSAM"), a separate operating division of Goldman, Sachs & Co. ("Goldman Sachs"), manages the portfolios of the Funds, subject to general supervision by the Trust's Board of Trustees and administers each Fund's business affairs, including providing facilities. As compensation for the services rendered under the Investment Management Agreement and the assumption of the expenses related thereto, GSAM is entitled to a fee, computed daily and payable monthly, at an annual rate equal to .205% of each Fund's average daily net assets. These amounts are included in "Accrued expenses and other liabilities" in the accompanying Statements of Assets and Liabilities.
 For the six months ended June 30, 1997, GSAM has voluntarily agreed to waive a portion of its management fee and limit certain of each of the Fund's expenses (excluding management fees, service organization fees, taxes, interest, brokerage commissions and extraordinary expenses) to the extent that such expenses exceed .01% per annum of the Fund's average daily net assets. These amounts are included in "Other assets" in the accompanying Statement of Assets and Liabilities.
 Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no fee.
 The following chart outlines the fee waivers and expense reimbursements for the six months ended June 30, 1997 and amounts owed to and due from GSAM at June 30, 1997 (in thousands):

                                                      Amounts
                 Management  Expense          Amounts   due
                    Fees    Reimburse-        due to   from
Fund               Waived     ments    Total   GSAM    GSAM
Prime
 Obligations
 Fund               $947       $513    $1,460  $699    $231
-------------------------------------------------------------
Money Market
 Fund                767        280     1,047   710     119
-------------------------------------------------------------
Treasury
 Obligations
 Fund                502        350       852   409     125
-------------------------------------------------------------
Treasury
 Instruments
 Fund                 27        107       134    34     27
-------------------------------------------------------------
Government Fund      335         44       379   328     --
-------------------------------------------------------------
Federal Fund          87        319       406   131     76
-------------------------------------------------------------
Tax-Free Money
 Market Fund         128         16       144   121     --

4.ADMINISTRATION, SERVICE AND PREFERRED PLANS
The Funds have adopted Administration, Service and Preferred Plans to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Preferred, Administration and Service Plans provide for compensation to the service organizations in an amount up to
 .10%, .25% and .50% (on an annualized basis), respectively, of the average daily net asset value of the respective shares.

5.LINE OF CREDIT FACILITY
The Funds participate in a $250,000,000 uncommitted, unsecured revolving line of credit facility to be used solely for temporary or emergency purposes. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% of the

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------
---------------------------------------  ---------------------------------------
total bank borrowings. The interest rate on the borrowings is based on the Federal Funds rate. During the six months ended June 30, 1997, the Funds did not have any borrowings under this facility.

6.REPURCHASE AGREEMENTS
During the term of a repurchase agreement, the value of the underlying securities, including accrued interest, is required to equal or exceed the value of the repurchase agreement. The underlying securities for all repurchase agreements are held in safekeeping at a custodian.

7.JOINT REPURCHASE AGREEMENT ACCOUNTS
The Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, transfer uninvested cash balances into joint accounts, the daily aggregate balances of which are invested in one or more repurchase agreements. The underlying securities for the repurchase agreements are U.S. Treasury obligations.
 At June 30, 1997, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the repurchase agreements in the following joint account, which equaled $315,700,000, $79,600,000, $650,500,000 and $361,000,000 in principal amount, respectively. At June 30, 1997, the repurchase agreements in this joint account, along with the corresponding underlying securities (including the type of security, market value, interest rate and maturity date), were as follows:

Principal              Interest                     Maturity                       Amortized
Amount                   Rate                         Date                            Cost
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
CIBC Wood Gundy Securities, dated 06/30/97, repurchase price $32,905,438
 (U.S. Treasury Note: $33,560,121, 6.375%, 03/31/01)
$32,900,000              5.95%                      07/01/97                     $   32,900,000
Deutshe Bank, dated 06/30/97, repurchase price $975,165,208 (U.S. Treasury
 Notes: $972,860,973, 5.00%-8.50%, 11/30/97-05/15/07; U.S. Treasury
 Stripped Securities: $21,639,768, 08/15/99-02/15/07)
975,000,000              6.10                       07/01/97                        975,000,000
Donaldson Lufkin & Jenrette, Inc., dated 06/30/97, repurchase price
 $520,085,944 (U.S. Treasury Stripped Securities: $499,717,019, 08/15/97-
 05/15/07; U.S. Treasury Notes: $30,683,075, 6.125%-6.25%, 09/30/00-
 02/15/07))
520,000,000              5.95                       07/01/97                        520,000,000
Swiss Bank Corp., dated 06/30/97, repurchase price $503,483,200 (U.S.
 Treasury Notes: $480,019,868, 3.375%-9.125%, 07/31/97-01/15/07; U.S.
 Treasury Bills: $34,569,420, 07/24/97-05/28/98; U.S. Treasury Bond:
 $615,008, 10.75%, 08/15/05)
503,400,000              5.95                       07/01/97                        503,400,000
Swiss Bank Corp., dated 06/30/97, repurchase price $100,014,722 (U.S.
 Treasury Notes: $95,543,523, 3.375%-9.125%, 07/31/97-01/15/07; U.S.
 Treasury Bills: $6,880,724, 07/24/97-05/28/98; U.S. Treasury Bond:
 $122,412, 10.75%, 08/15/05)
100,000,000              5.30                       07/01/97                        100,000,000
-----------------------------------------------------------------------------------------------
Total Joint Repurchase Agreement Account                                         $2,131,300,000
-----------------------------------------------------------------------------------------------

8.OTHER MATTERS
Pursuant to an SEC exemptive order, certain of the Funds may enter into certain principal transactions, including repurchase agreements, with Goldman, Sachs & Co. subject to certain limitations as follows: 25% of eligible security transactions, as defined, and 10% of repurchase agreement transactions.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 1997
(Unaudited)

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

9. SUMMARY OF SHARE TRANSACTIONS
Share activity for the six months ended June 30, 1997 is as follows:

                      PRIME                           TREASURY       TREASURY                                      TAX-FREE
                   OBLIGATIONS     MONEY MARKET     OBLIGATIONS    INSTRUMENTS     GOVERNMENT       FEDERAL      MONEY MARKET
                      FUND             FUND             FUND           FUND           FUND           FUND            FUND
FST SHARES:
Shares sold       25,861,076,069   31,009,843,613   9,588,228,683   640,129,197   6,726,062,143  1,573,533,976   2,882,561,349
Reinvestment of
 dividends and
 distributions        59,912,303       50,520,073      18,635,046       703,538       8,376,837      2,584,933       2,457,993
Shares
 repurchased     (26,009,699,328) (29,608,727,868) (9,757,793,211) (403,398,269) (6,370,744,629)  (862,094,664) (2,594,082,121)
-------------------------------------------------------------------------------------------------------------------------------
                     (88,710,956)   1,451,635,818    (150,929,482)  237,434,466     363,694,351    714,024,245     290,937,221
-------------------------------------------------------------------------------------------------------------------------------
FST PREFERRED
 SHARES:
Shares sold          702,667,176      165,812,836      46,161,803         1,500      91,625,116          1,500      49,262,422
Reinvestment of
 dividends and
 distributions           176,800          467,908         611,548             0          41,460              1          76,867
Shares
 repurchased        (589,926,457)    (140,035,071)    (90,584,204)            0     (42,882,176)             0     (72,600,418)
-------------------------------------------------------------------------------------------------------------------------------
                     112,917,519       26,245,673     (43,810,853)        1,500      48,784,400          1,501     (23,261,129)
-------------------------------------------------------------------------------------------------------------------------------
FST
 ADMINISTRATION
 SHARES:
Shares sold          902,415,355      939,526,100   1,939,119,896     2,856,365     953,075,246    231,075,379     126,938,261
Reinvestment of
 dividends and
 distributions         2,104,432        4,135,993       4,689,067         4,465       1,184,462        158,912         379,940
Shares
 repurchased        (824,443,074)    (833,277,833) (1,842,433,066)   (1,729,324)   (908,619,456)   (93,301,034)    (82,481,110)
-------------------------------------------------------------------------------------------------------------------------------
                      80,076,713      110,384,260     101,375,897     1,131,506      45,640,252    137,933,257      44,837,091
-------------------------------------------------------------------------------------------------------------------------------
FST SERVICE
 SHARES:
Shares sold        1,038,103,985      553,952,055   1,367,481,225    99,401,661   1,245,925,804    382,628,548     120,944,834
Reinvestment of
 dividends and
 distributions         1,875,917          756,026       4,119,614             0         939,292        355,584         256,912
Shares
 repurchased      (1,033,969,432)    (498,747,675) (1,359,611,377)  (63,502,392)   (866,901,073)  (260,661,272)   (113,454,846)
-------------------------------------------------------------------------------------------------------------------------------
                       6,010,470       55,960,406      11,989,462    35,899,269     379,964,023    122,322,860       7,746,900
-------------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 shares              110,293,746    1,644,226,157     (81,374,976)  274,466,741     838,083,026    974,281,863     320,260,083
------------------=============================================================================================================


--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------

Share activity for the year ended December 31, 1996 is as follows:

                                                                                                    TAX-FREE
                           PRIME OBLIGATIONS  MONEY MARKET        TREASURY        GOVERNMENT      MONEY MARKET
                                 FUND             FUND        OBLIGATIONS FUND       FUND             FUND
  FST SHARES:
  Shares sold                44,941,258,260   41,611,799,874   15,303,462,361    11,674,849,553   4,186,677,890
  Reinvestment of
   dividends and
   distributions                120,569,689       84,724,371       33,617,264        19,640,980       4,879,667
  Shares repurchased        (44,455,790,432) (41,225,360,339) (14,633,812,470)  (11,579,631,835) (4,199,081,918)
----------------------------------------------------------------------------------------------------------------
                                606,037,517      471,163,906      703,267,155       114,858,698      (7,524,361)
----------------------------------------------------------------------------------------------------------------
  FST PREFERRED SHARES:
  Shares sold                   377,996,154       77,361,171       94,309,002         8,202,329      65,543,581
  Reinvestment of
   dividends and
   distributions                      6,257           76,227          473,231             7,480         322,508
  Shares repurchased           (250,873,677)     (59,926,848)     (48,145,640)       (8,097,379)    (37,135,531)
----------------------------------------------------------------------------------------------------------------
                                127,128,734       17,510,550       46,636,593           112,430      28,730,558
----------------------------------------------------------------------------------------------------------------
  FST ADMINISTRATION
   SHARES:
  Shares sold                 1,718,885,581    2,097,089,351    2,868,056,191     1,074,614,378     177,906,627
  Reinvestment of
   dividends and
   distributions                  2,721,453        5,879,304        4,640,302         1,055,828         844,377
  Shares repurchased         (1,653,602,695)  (2,074,616,324)  (2,618,986,546)   (1,012,951,862)   (148,027,716)
----------------------------------------------------------------------------------------------------------------
                                 68,004,339       28,352,331      253,709,947        62,718,344      30,723,288
----------------------------------------------------------------------------------------------------------------
  FST SERVICE SHARES:
  Shares sold                 1,442,987,405      470,852,368    2,117,230,142     1,353,982,373     239,131,409
  Reinvestment of
   dividends and
   distributions                  3,217,249          397,187        6,330,034         1,208,640         449,321
  Shares repurchased         (1,396,329,467)    (241,087,916)  (2,042,124,197)   (1,146,142,260)   (239,585,078)
----------------------------------------------------------------------------------------------------------------
                                 49,875,187      230,161,639       81,435,979       209,048,753          (4,348)
----------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
   in shares                    851,045,777      747,188,426    1,085,049,674       386,738,225      51,925,137
-----------------------------===================================================================================

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0267      $  --        $0.0267     $(0.0267)     $1.00     5.53%(b)      0.18%(b)     5.39%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0262         --         0.0262      (0.0262)      1.00     5.42(b)       0.28(b)      5.31(b)
1997-FST Admin-
istration
shares..........     1.00     0.0255         --         0.0255      (0.0255)      1.00     5.27(b)       0.43(b)      5.15(b)
1997-FST Service
shares..........     1.00     0.0243         --         0.0243      (0.0243)      1.00     5.00(b)       0.68(b)      4.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00     0.0529         --         0.0529      (0.0529)      1.00     5.41          0.18         5.29
1996-FST Pre-
ferred
Shares (c)......     1.00     0.0346         --         0.0346      (0.0346)      1.00     5.28(b)       0.28(b)      5.19(b)
1996-FST Admin-
istration
shares..........     1.00     0.0506         --         0.0506      (0.0506)      1.00     5.14          0.43         5.06
1996-FST Service
shares..........     1.00     0.0478         --         0.0478      (0.0478)      1.00     4.88          0.68         4.78
1995-FST
shares..........     1.00     0.0586         --         0.0586      (0.0586)      1.00     6.02          0.18         5.86
1995-FST Admin-
istration
shares..........     1.00     0.0559         --         0.0559      (0.0559)      1.00     5.75          0.43         5.59
1995-FST Service
shares..........     1.00     0.0533         --         0.0533      (0.0533)      1.00     5.49          0.68         5.33
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0401         --         0.0401      (0.0401)      1.00     4.38(b)       0.18(b)      4.38(b)
1994-FST Pre-
ferred
Shares (d)......     1.00     0.0383         --         0.0383      (0.0383)      1.00     4.12(b)       0.43(b)      4.18(b)
1994-FST Service
shares (d)......     1.00     0.0364         --         0.0364      (0.0364)      1.00     3.86(b)       0.68(b)      3.98(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0311      0.0002        0.0313      (0.0313)      1.00     3.18          0.17         3.11
1994-FST Admin-
istration
shares..........     1.00     0.0286      0.0002        0.0288      (0.0288)      1.00     2.92          0.42         2.86
1994-FST Service
shares..........     1.00     0.0261      0.0002        0.0263      (0.0263)      1.00     2.66          0.67         2.61
1993-FST
shares..........     1.00     0.0360      0.0007        0.0367      (0.0367)      1.00     3.75          0.18         3.60
1993-FST Admin-
istration
shares (e)......     1.00     0.0068      0.0001        0.0069      (0.0069)      1.00     3.02(b)       0.44(b)      2.96(b)
1993-FST Service
shares..........     1.00     0.0301      0.0007        0.0308      (0.0308)      1.00     3.23          0.68         3.01
1992-FST
shares..........     1.00     0.0572      0.0002        0.0574      (0.0574)      1.00     5.99          0.18         5.72
1992-FST Service
shares (e)......     1.00     0.0027         --         0.0027      (0.0027)      1.00     4.10(b)       0.66(b)      4.10(b)
FOR THE PERIOD MARCH 8, 1990 (F) THROUGH JANUARY 31,
----------------------------------------------------
1991-FST
shares..........     1.00     0.0727         --          .0727      (0.0727)      1.00     8.27(b)       0.18(b)      8.04(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,813,081    0.23%(b)      5.34%(b)
1997-FST Pre-
ferred Shares...     240,047    0.33(b)       5.26(b)
1997-FST Admin-
istration
shares..........     295,977    0.48(b)       5.10(b)
1997-FST Service
shares..........     121,165    0.73(b)       4.85(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........   3,901,797    0.23          5.24
1996-FST Pre-
ferred
Shares (c)......     127,126    0.33(b)       5.14(b)
1996-FST Admin-
istration
shares..........     215,898    0.48          5.01
1996-FST Service
shares..........     115,114    0.73          4.73
1995-FST
shares..........   3,295,791    0.22          5.82
1995-FST Admin-
istration
shares..........     147,894    0.47          5.55
1995-FST Service
shares..........      65,278    0.72          5.29
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......   2,774,849    0.24(b)       4.32(b)
1994-FST Pre-
ferred
Shares (d)......      66,113    0.49(b)       4.12(b)
1994-FST Service
shares (d)......      41,372    0.74(b)       3.92(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........   1,831,413    0.25          3.03
1994-FST Admin-
istration
shares..........      35,250    0.50          2.78
1994-FST Service
shares..........      14,001    0.75          2.53
1993-FST
shares..........     813,126    0.25          3.53
1993-FST Admin-
istration
shares (e)......       1,124    0.52(b)       2.88(b)
1993-FST Service
shares..........         336    0.75          2.94
1992-FST
shares..........     917,073    0.27          5.63
1992-FST Service
shares (e)......         118    0.74(b)       4.02(b)
FOR THE PERIOD MARCH 8, 1990 (F) THROUGH JANUARY 31,
----------------------------------------------------
1991-FST
shares..........     578,495    0.28(b)       7.94(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration share and FST Service share activity commenced during November of 1992 and January 1992, respectively.
(f)Commencement of operations.


The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0269      $    --      $0.0269     $(0.0269)     $1.00     5.57%(b)      0.18%(b)     5.44%(b)
1997-FST Pre-
ferred Shares...     1.00     0.0264           --       0.0264      (0.0264)      1.00     5.46(b)       0.28(b)      5.36(b)
1997-FST Admin-
istration
shares..........     1.00     0.0257           --       0.0257      (0.0257)      1.00     5.30(b)       0.43(b)      5.18(b)
1997-FST Service
shares..........     1.00     0.0244           --       0.0244      (0.0244)      1.00     5.04(b)       0.68(b)      4.93(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00     0.0533       0.0001       0.0534      (0.0534)      1.00     5.45          0.18         5.33
1996-FST Pre-
ferred
shares (c)......     1.00     0.0348           --       0.0348      (0.0348)      1.00     5.31(b)       0.28(b)      5.23(b)
1996-FST Admin-
istration
shares..........     1.00     0.0504       0.0001       0.0505      (0.0505)      1.00     5.19          0.43         5.04
1996-FST Service
shares..........     1.00     0.0484           --       0.0484      (0.0484)      1.00     4.93          0.68         4.84
1995-FST
Shares..........     1.00     0.0589           --       0.0589      (0.0589)      1.00     6.07          0.15         5.89
1995-FST Admin-
istration
shares..........     1.00     0.0561           --       0.0561      (0.0561)      1.00     5.80          0.40         5.61
1995-FST Service
shares (d)......     1.00     0.0231           --       0.0231      (0.0231)      1.00     5.41(b)       0.65(b)      4.93(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0305           --       0.0305      (0.0305)      1.00     4.91(b)       0.11(b)      4.88(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0298           --       0.0298      (0.0298)      1.00     4.65(b)       0.36(b)      4.82(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $3,992,002    0.23%(b)      5.39%(b)
1997-FST Pre-
ferred Shares...      43,759    0.33(b)       5.31(b)
1997-FST Admin-
istration
shares..........     276,152    0.48(b)       5.13(b)
1997-FST Service
shares..........     290,345    0.73(b)       4.88(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........   2,540,366    0.23          5.28
1996-FST Pre-
ferred
shares (c)......      17,510    0.33(b)       5.18(b)
1996-FST Admin-
istration
shares..........     165,766    0.48          4.99
1996-FST Service
shares..........     234,376    0.73          4.79
1995-FST
Shares..........   2,069,197    0.23          5.81
1995-FST Admin-
istration
shares..........     137,412    0.48          5.53
1995-FST Service
shares (d)......       4,219    0.73(b)       4.85(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     862,971    0.25(b)       4.74(b)
1994-FST Admin-
istration
shares (d)......      66,560    0.50(b)       4.68(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST, FST Administration and FST Service share activity commenced May 18, 1994, May 20, 1994 and July 14, 1995, respectively.

The accompanying  notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET      GAIN (LOSS)  INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0262     $ 0.0001      $0.0263     $(0.0263)     $1.00     5.43%(b)      0.18%(b)     5.28%(b)
1997-FST Pre-
ferred shares ..     1.00     0.0257       0.0001       0.0258      (0.0258)      1.00     5.32(b)       0.28(b)      5.18(b)
1997-FST Admin-
istration shares
 ................     1.00     0.0249       0.0001       0.0250      (0.0250)      1.00     5.16(b)       0.43(b)      5.03(b)
1997-FST Service
shares .........     1.00     0.0237       0.0001       0.0238      (0.0238)      1.00     4.90(b)       0.68(b)      4.78(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00     0.0522       0.0003       0.0525      (0.0524)      1.00     5.35          0.18         5.22
1996-FST Pre-
ferred
shares (c)......     1.00     0.0342       0.0001       0.0343      (0.0343)      1.00     5.24(b)       0.28(b)      5.11(b)
1996-FST Admin-
istration shares
 ................     1.00     0.0497       0.0002       0.0499      (0.0498)      1.00     5.09          0.43         4.97
1996-FST Service
shares .........     1.00     0.0472       0.0002       0.0474      (0.0474)      1.00     4.83          0.68         4.72
1995-FST shares
 ................     1.00     0.0573       0.0005       0.0578      (0.0578)      1.00     5.96          0.18         5.73
1995-FST Admin-
istration shares
 ................     1.00     0.0547       0.0005       0.0552      (0.0552)      1.00     5.69          0.43         5.47
1995-FST Service
shares .........     1.00     0.0521       0.0005       0.0526      (0.0526)      1.00     5.43          0.68         5.21
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0379      (0.0001)      0.0378      (0.0378)      1.00     4.23(b)       0.18(b)      4.13(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0388      (0.0001)      0.0387      (0.0387)      1.00     3.97(b)       0.43(b)      4.24(b)
1994-FST Service
shares (d)......     1.00     0.0349      (0.0001)      0.0348      (0.0348)      1.00     3.71(b)       0.68(b)      3.82(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     1.00     0.0301       0.0007       0.0308      (0.0307)      1.00     3.11          0.17         3.01
1994-FST Admin-
istration shares
 ................     1.00     0.0276       0.0006       0.0282      (0.0281)      1.00     2.85          0.42         2.76
1994-FST Service
shares .........     1.00     0.0251       0.0008       0.0259      (0.0256)      1.00     2.60          0.67         2.51
1993-FST shares
 ................     1.00     0.0342       0.0012       0.0354      (0.0355)      1.00     3.69          0.18         3.42
1993-FST Admin-
istration
shares (e)......     1.00     0.0009           --       0.0009      (0.0009)      1.00     2.83(b)       0.43(b)      2.83(b)
1993-FST Service
shares .........     1.00     0.0296       0.0016       0.0312      (0.0309)      1.00     3.17          0.68         2.96
1992-FST shares
 ................     1.00     0.0549       0.0015       0.0564      (0.0561)      1.00     5.84          0.18         5.49
1992-FST Service
shares (e)......     1.00     0.0113       0.0006       0.0119      (0.0116)      1.00     4.47(b)       0.68(b)      3.77(b)
FOR THE PERIOD MARCH 5, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST
shares..........     1.00     0.0600       0.0006       0.0606      (0.0605)      1.00     8.06(b)       0.21(b)      7.74(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             -------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $2,140,063    0.24%(b)      5.22%(b)
1997-FST Pre-
ferred shares ..       2,826    0.34(b)       5.12(b)
1997-FST Admin-
istration shares
 ................     638,287    0.49(b)       4.97(b)
1997-FST Service
shares .........     232,548    0.74(b)       4.72(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........   2,291,051    0.24          5.16
1996-FST Pre-
ferred
shares (c)......      46,637    0.34(b)       5.05(b)
1996-FST Admin-
istration shares
 ................     536,895    0.49          4.91
1996-FST Service
shares .........     220,560    0.74          4.66
1995-FST shares
 ................   1,587,715    0.23          5.68
1995-FST Admin-
istration shares
 ................     283,186    0.48          5.42
1995-FST Service
shares .........     139,117    0.73          5.16
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     958,196    0.25(b)       4.06(b)
1994-FST Admin-
istration
shares (d)......      82,124    0.50(b)       4.17(b)
1994-FST Service
shares (d)......      81,162    0.75(b)       3.75(b)
FOR THE YEARS ENDED JANUARY 31,
-------------------------------
1994-FST
shares..........     812,420    0.24          2.94
1994-FST Admin-
istration shares
 ................      24,485    0.49          2.69
1994-FST Service
shares .........      35,656    0.74          2.44
1993-FST shares
 ................     776,181    0.26          3.34
1993-FST Admin-
istration
shares (e)......           1    0.51(b)       2.75(b)
1993-FST Service
shares .........       5,155    0.76          2.88
1992-FST shares
 ................     413,171    0.28          5.39
1992-FST Service
shares (e)......       3,634    0.78          3.67(b)
FOR THE PERIOD MARCH 5, 1990(F) THROUGH JANUARY 31,
---------------------------------------------------
1991-FST
shares..........     229,988    0.34(b)       7.61(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced May 1, 1996.
(d)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.
(e)FST Administration and PST Service share activity commenced during January of 1993 and October of 1991, respectively.
(f)Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                             ---------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------------------------
1997-FST
shares(c).......    $1.00    $ 0.0168    $ 0.0002     $ 0.0170     $(0.0170)     $1.00     5.29%(b)      0.18%(b)     5.12%(b)
1997-FST Pre-
ferred Shares
(c).............     1.00      0.0043      0.0002       0.0045      (0.0045)      1.00     5.19(b)       0.28(b)      5.04(b)
1997-FST Admin-
istration shares
(c).............     1.00      0.0122      0.0002       0.0124      (0.0124)      1.00     5.06(b)       0.43(b)      4.89(b)
1997-FST Service
shares (c)......     1.00      0.0150      0.0002       0.0152      (0.0152)      1.00     4.73(b)       0.68(b)      4.63(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
           ----------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30, (UNAUDITED)
-----------------------------------------
1997-FST
shares(c).......  $237,444     0.36%(b)      4.94%(b)
1997-FST Pre-
ferred Shares
(c).............         2     0.46(b)       4.86(b)
1997-FST Admin-
istration shares
(c).............     1,132     0.61(b)       4.71(b)
1997-FST Service
shares (c)......    35,901     0.86(b)       4.45(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST Share, FST Preferred Share, FST Administration Share, and FST Service Share activity commenced March 3, 1997, May 30, 1997, April 1, 1997, and March 5, 1997, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $ 0.0264     $0.0001     $ 0.0265     $(0.0265)     $1.00     5.47%(b)      0.18%(b)     5.33%(b)
1997-FST Pre-
ferred shares...     1.00      0.0259      0.0001       0.0260      (0.0260)      1.00     5.37(b)       0.28(b)      5.32(b)
1997-FST Admin-
istration
shares..........     1.00      0.0251      0.0001       0.0252      (0.0252)      1.00     5.21(b)       0.43(b)      5.07(b)
1997-FST Service
shares..........     1.00      0.0239      0.0001       0.0240      (0.0240)      1.00     4.95(b)       0.68(b)      4.83(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00      0.0525      0.0001       0.0526      (0.0526)      1.00     5.38          0.18         5.25
1996-FST Pre-
ferred
shares (c)......     1.00      0.0344      0.0001       0.0345      (0.0345)      1.00     5.26(b)       0.28(b)      5.14(b)
1996-FST Admin-
istration
shares..........     1.00      0.0501      0.0001       0.0502      (0.0502)      1.00     5.12          0.43         5.01
1996-FST Service
shares..........     1.00      0.0474      0.0001       0.0475      (0.0475)      1.00     4.86          0.68         4.74
1995-FST
shares..........     1.00      0.0581      0.0001       0.0582      (0.0582)      1.00     6.00          0.18         5.81
1995-FST Admin-
istration
shares..........     1.00      0.0554      0.0001       0.0555      (0.0555)      1.00     5.74          0.43         5.54
1995-FST Service
shares (d)......     1.00      0.0320          --       0.0320      (0.0320)      1.00     5.40(b)       0.68(b)      5.08(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......     1.00      0.0424          --       0.0424      (0.0424)      1.00     4.36(b)       0.15(b)      4.64(b)
1994-FST Admin-
istration
shares (e)......     1.00      0.0426          --       0.0426      (0.0426)      1.00     4.10(b)       0.40(b)      4.67(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994-FST
shares (d)......     1.00      0.0256      0.0001       0.0257      (0.0257)      1.00     3.14(b)       0.08(b)      3.10(b)
1994-FST Admin-
istration
shares (d)......     1.00      0.0120      0.0001       0.0121      (0.0121)      1.00     2.87(b)       0.35(b)      2.85(b)
                                RATIOS ASSUMING NO
                              WAIVER OF FEES AND NO
                               EXPENSE LIMITATIONS
                             --------------------------
                     NET                  RATIO OF NET
                  ASSETS AT   RATIO OF     INVESTMENT
                     END     EXPENSES TO   INCOME TO
                  OF PERIOD  AVERAGE NET  AVERAGE NET
                  (IN 000'S)   ASSETS        ASSETS
            ---------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $1,222,437    0.22%(b)      5.29%(b)
1997-FST Pre-
ferred shares...      48,896    0.32(b)       5.28(b)
1997-FST Admin-
istration
shares..........     190,742    0.47(b)       5.03(b)
1997-FST Service
shares..........     603,520    0.72(b)       4.79(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     858,769    0.24          5.19
1996-FST Pre-
ferred
shares (c)......         112    0.34(b)       5.08(b)
1996-FST Admin-
istration
shares..........     145,108    0.49          4.95
1996-FST Service
shares..........     223,554    0.74          4.68
1995-FST
shares..........     743,884    0.24          5.75
1995-FST Admin-
istration
shares..........      82,386    0.49          5.48
1995-FST Service
shares (d)......      14,508    0.74(b)       5.02(b)
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (e)......     258,350    0.25(b)       4.54(b)
1994-FST Admin-
istration
shares (e)......      54,253    0.50(b)       4.57(b)
FOR THE PERIOD ENDED JANUARY 31,
--------------------------------
1994-FST
shares (d)......      44,697    0.59(b)       2.59(b)
1994-FST Admin-
istration
shares (d)......      14,126    0.76(b)       2.44(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST share, FST Administration share and FST Service share activity commenced April 6, 1993, September 1, 1993 and May 16, 1995, respectively.
(e)The information presented reflects eleven months of operations due to a change in fiscal year end. This change was caused by the reorganization of the funds as a series of Goldman Sachs Money Market Trust.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            -----------------------------------
                                                                                                                 RATIO OF NET
                  NET ASSET            NET REALIZED    TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET       GAIN ON    INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT  INVESTMENT  INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......    $1.00    $ 0.0178      --        $ 0.0178     $ (0.0178)    $1.00     5.47%(b)      0.18%(b)     5.36%(b)
1997-FST Pre-
ferred
shares(c).......     1.00      0.0047      --          0.0047       (0.0047)     1.00     5.46(b)       0.28(b)      5.28(b)
1997-FST
Administration
shares(c).......     1.00      0.0128      --          0.0128       (0.0128)     1.00     5.25(b)       0.43(b)      5.17(b)
1997-FST Service
shares(c).......     1.00      0.0131      --          0.0131       (0.0131)     1.00     4.99(b)       0.68(b)      4.90(b)
                              RATIOS ASSUMING NO
                            WAIVER OF FEES AND NO
                    NET      EXPENSE LIMITATIONS
                   ASSETS  -------------------------
                   AT END               RATIO OF NET
                     OF     RATIO OF     INVESTMENT
                   PERIOD  EXPENSES TO   INCOME TO
                    (IN    AVERAGE NET  AVERAGE NET
                   000'S)    ASSETS        ASSETS
          ------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED JUNE 30,
(UNAUDITED)
-----------------------------
1997-FST
shares(c).......  $714,024    0.36%(b)      5.18%(b)
1997-FST Pre-
ferred
shares(c).......         2    0.46(b)       5.10(b)
1997-FST
Administration
shares(c).......   137,933    0.61(b)       4.99(b)
1997-FST Service
shares(c).......   122,323    0.86(b)       4.72(b)

----
(a) Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b) Annualized.
(c) FST share, FST Preferred share, FST Administration share, and FST Service share activity commenced February 28, 1997, May 30, 1997, April 1, 1997 and March 25, 1997, respectively.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust--Financial Square Funds
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

                             INCOME FROM INVESTMENT OPERATIONS
                            ------------------------------------
                                                                                                                  RATIO OF NET
                  NET ASSET            NET REALIZED     TOTAL                  NET ASSET             RATIO OF NET  INVESTMENT
                  VALUE AT     NET         GAIN      INCOME FROM DISTRIBUTIONS VALUE AT              EXPENSES TO   INCOME TO
                  BEGINNING INVESTMENT ON INVESTMENT INVESTMENT       TO          END      TOTAL     AVERAGE NET  AVERAGE NET
                  OF PERIOD   INCOME   TRANSACTIONS  OPERATIONS  SHAREHOLDERS  OF PERIOD RETURN(A)      ASSETS       ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........    $1.00    $0.0170         --        $0.0170     $(0.0170)     $1.00     3.49%(b)      0.18%(b)     3.46%(b)
1997-FST Pre-
ferred shares...     1.00     0.0165         --         0.0165      (0.0165)      1.00     3.39(b)       0.28(b)      3.24(b)
1997-FST Admin-
istration
shares..........     1.00     0.0158         --         0.0158      (0.0158)      1.00     3.23(b)       0.43(b)      3.25(b)
1997-FST Service
shares..........     1.00     0.0146         --         0.0146      (0.0146)      1.00     2.97(b)       0.68(b)      2.94(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........     1.00     0.0335         --         0.0335      (0.0335)      1.00     3.39          0.18         3.35
1996-FST Pre-
ferred shares...     1.00     0.0218         --         0.0218      (0.0218)      1.00     3.30(b)       0.28(b)      3.26(b)
1996-FST Admin-
istration
shares (c)......     1.00     0.0310         --         0.0310      (0.0310)      1.00     3.13          0.43         3.10
1996-FST Service
shares..........     1.00     0.0285         --         0.0285      (0.0285)      1.00     2.88          0.68         2.85
1995-FST
shares..........     1.00     0.0381         --         0.0381      (0.0381)      1.00     3.89          0.14         3.81
1995-FST Admin-
istration
shares..........     1.00     0.0354         --         0.0354      (0.0354)      1.00     3.63          0.39         3.54
1995-FST Service
shares..........     1.00     0.0332         --         0.0332      (0.0332)      1.00     3.38          0.64         3.32
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......     1.00     0.0156         --         0.0156      (0.0156)      1.00     3.41(b)       0.07(b)      3.42(b)
1994-FST Admin-
istration
shares (d)......     1.00     0.0136         --         0.0136      (0.0136)      1.00     3.19(b)       0.32(b)      3.25(b)
1994-FST Service
shares (d)......     1.00     0.0091         --         0.0091      (0.0091)      1.00     3.11(b)       0.57(b)      3.32(b)
                               RATIOS ASSUMING NO
                             WAIVER OF FEES AND NO
                              EXPENSE LIMITATIONS
                            -------------------------
                     NET
                  ASSETS AT              RATIO OF NET
                     END     RATIO OF     INVESTMENT
                  OF PERIOD EXPENSES TO   INCOME TO
                     (IN    AVERAGE NET  AVERAGE NET
                   000'S)     ASSETS        ASSETS
            --------------------------------------------------------------------------------------------------------------
FOR THE SIX MONTHS ENDED JUNE 30, (UNAUDITED)
---------------------------------------------
1997-FST
shares..........  $731,783     0.22%(b)      3.42%(b)
1997-FST Pre-
ferred shares...     5,468     0.32(b)       3.20(b)
1997-FST Admin-
istration
shares..........    96,496     0.47(b)       3.21(b)
1997-FST Service
shares..........    27,597     0.72(b)       2.90(b)
FOR THE YEARS ENDED DECEMBER 31,
--------------------------------
1996-FST
shares..........   440,838     0.23          3.30
1996-FST Pre-
ferred shares...    28,731     0.33(b)       3.21(b)
1996-FST Admin-
istration
shares (c)......    51,661     0.48          3.05
1996-FST Service
shares..........    19,855     0.73          2.80
1995-FST
shares..........   448,367     0.24          3.71
1995-FST Admin-
istration
shares..........    20,939     0.49          3.44
1995-FST Service
shares..........    19,860     0.74          3.22
FOR THE PERIOD ENDED DECEMBER 31,
---------------------------------
1994-FST
shares (d)......   183,570     0.31(b)       3.18(b)
1994-FST Admin-
istration
shares (d)......     2,042     0.56(b)       3.01(b)
1994-FST Service
shares (d)......     2,267     0.81(b)       3.08(b)

----
(a)Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period.
(b)Annualized.
(c)FST Preferred share activity commenced on May 1, 1996.
(d)FST share, FST Administration share and FST Service share activity commenced July 19, 1994, August 1, 1994 and September 23, 1994, respectively.

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
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---------------------------------------  ---------------------------------------
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                                       37

--------------------------------------------------------------------------------
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---------------------------------------  ---------------------------------------
                      [This page intentionally left blank]

--------------------------------------------------------------------------------
---------------------------------------  ---------------------------------------






--------------------------------------------------------------------------------
This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds Prospectus which contains facts concerning each Fund's objectives and policies, management, expenses and other information.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Goldman Sachs
1 New York Plaza
New York, NY 10004

TRUSTEES
Ashok N. Bakhru, Chairman
David B. Ford
Douglas C. Grip
John P. McNulty
Mary P. McPherson
Alan A. Shuch
Jackson W. Smart, Jr.
William H. Springer
Richard P. Strubel

OFFICERS
Douglas C. Grip, President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Scott M. Gilman, Treasurer
John M. Perlowski, Assistant Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary



GOLDMAN SACHS
Investment Adviser,
Distributor and Transfer Agent

FS/SAR 6/97

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
GOLDMAN SACHS
TRUST
FINANCIAL SQUARE
FUNDS

--------------------------------------------------------------------------------

SEMIANNUAL REPORT
JUNE 30, 1997

PRIME OBLIGATIONS FUND
MONEY MARKET FUND
TREASURY OBLIGATIONS FUND
TREASURY INSTRUMENTS FUND
GOVERNMENT FUND
FEDERAL FUND
TAX-FREE MONEY MARKET FUND




[LOGO] GOLDMAN SACHS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------